GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Financial Statements

Year ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK SEPARATE ACCOUNT 1

Year ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life Insurance Company of New York and

Contract Owners of Genworth Life of New York VA Separate Account 1

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 1 (the Separate Account), as of December 31, 2023, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2024

Appendix

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the five year or lesser periods then ended.

AB Variable Products Series Fund, Inc.

AB VPS Balanced Hedged Allocation Portfolio — Class B Shares (1)

AB VPS International Value Portfolio — Class B

AB VPS Large Cap Growth Portfolio — Class B

AB VPS Relative Value Portfolio — Class B (1)

AB VPS Small Cap Growth Portfolio — Class B

AB VPS Sustainable Global Thematic Portfolio — Class B Shares (1)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. American Franchise Fund — Series II shares

Invesco V.I. American Value Fund — Series II shares

Invesco V.I. Capital Appreciation Fund — Series I shares

Invesco V.I. Capital Appreciation Fund — Series II shares

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Conservative Balanced Fund — Series I shares

Invesco V.I. Conservative Balanced Fund — Series II shares

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

Invesco V.I. EQV International Equity Fund — Series II shares (1)

Invesco V.I. Equity and Income Fund — Series I shares

Invesco V.I. Equity and Income Fund — Series II shares

Invesco V.I. Global Fund — Series II shares

Invesco V.I. Global Real Estate Fund — Series II shares

Invesco V.I. Global Strategic Income Fund — Series I shares

Invesco V.I. Government Securities Fund — Series I shares

Invesco V.I. Main Street Fund® — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

Invesco V.I. Technology Fund — Series I shares

Allspring Variable Trust

Allspring VT Discovery All Cap Growth Fund — Class 2 (1)

American Century Variable Portfolios II, Inc.

VP Inflation Protection Fund — Class II

American Century Variable Portfolios, Inc.

VP Disciplined Core Value Fund — Class I

VP International Fund — Class I

VP Ultra® Fund — Class I

VP Value Fund — Class I

BNY Mellon

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

BNY Mellon Variable Investment Fund — Government Money Market Portfolio

BlackRock Variable Series Funds, Inc.

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® — Principal Blue Chip Growth Fund — Class 1 (1)

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Deutsche DWS Variable Series I

DWS Capital Growth VIP — Class B Shares

Deutsche DWS Variable Series II

DWS CROCI® U.S. VIP — Class B Shares

DWS Small Mid Cap Value VIP — Class B Shares

Eaton Vance Variable Trust

VT Floating — Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes High Income Bond Fund II — Primary Shares

Federated Hermes High Income Bond Fund II — Service Shares

Federated Hermes Kaufmann Fund II — Service Shares

Federated Hermes Managed Volatility Fund II — Primary Shares

Fidelity® Variable Insurance Products Fund

VIP Asset ManagerSM Portfolio — Initial Class

VIP Asset ManagerSM Portfolio — Service Class 2

VIP Balanced Portfolio — Service Class 2

VIP Contrafund® Portfolio — Initial Class

VIP Contrafund® Portfolio — Service Class 2

VIP Dynamic Capital Appreciation Portfolio — Service Class 2

VIP Equity-Income PortfolioSM — Initial Class

VIP Equity-Income PortfolioSM — Service Class 2

VIP Growth & Income Portfolio — Initial Class

VIP Growth & Income Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Initial Class

VIP Growth Opportunities Portfolio — Service Class 2

VIP Growth Portfolio — Initial Class

VIP Growth Portfolio — Service Class 2

VIP Investment Grade Bond Portfolio — Service Class 2

VIP Mid Cap Portfolio — Initial Class

VIP Mid Cap Portfolio — Service Class 2

VIP Overseas Portfolio — Initial Class

VIP Value Strategies Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Allocation VIP Fund — Class 2 Shares

Franklin Income VIP Fund — Class 2 Shares

Franklin Large Cap Growth VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 1 Shares

Templeton Foreign VIP Fund — Class 2 Shares

Templeton Global Bond VIP Fund — Class 1 Shares

Templeton Growth VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Goldman Sachs Large Cap Value Fund — Institutional Shares

Goldman Sachs Mid Cap Value Fund — Institutional Shares

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares

Janus Henderson Balanced Portfolio — Service Shares

Janus Henderson Enterprise Portfolio — Institutional Shares

Janus Henderson Enterprise Portfolio — Service Shares

Janus Henderson Flexible Bond Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Service Shares

Janus Henderson Global Research Portfolio — Institutional Shares

Janus Henderson Global Research Portfolio — Service Shares

Janus Henderson Global Technology and Innovation Portfolio — Service Shares

Janus Henderson Overseas Portfolio — Institutional Shares

Janus Henderson Overseas Portfolio — Service Shares

Janus Henderson Research Portfolio — Institutional Shares

Janus Henderson Research Portfolio — Service Shares

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Aggressive Growth Portfolio — Class II

ClearBridge Variable Dividend Strategy Portfolio — Class I

ClearBridge Variable Dividend Strategy Portfolio — Class II

ClearBridge Variable Large Cap Value Portfolio — Class I

Lincoln Variable Insurance Products Trust

LVIP JPMorgan Core Bond Fund — Standard Class (1)

LVIP JPMorgan Mid Cap Value Fund — Standard Class (1)

LVIP JPMorgan Small Cap Core Fund — Standard Class (1)

LVIP JPMorgan U.S. Equity Fund — Standard Class (1)

MFS® Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Total Return Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

MFS® Variable Insurance Trust II

MFS® Income Portfolio — Service Class Shares

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares

High Yield Portfolio — Administrative Class Shares

International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

Rydex Variable Trust

NASDAQ — 100® Fund

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares

Premier Growth Equity V.I.S. Fund — Class 1 Shares

Real Estate Securities V.I.S. Fund — Class 1 Shares

S&P 500® Index V.I.S. Fund — Class 1 Shares

Small-Cap Equity V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

U.S. Equity V.I.S. Fund — Class 1 Shares

The Alger Portfolios

Alger Large Cap Growth Portfolio — Class I-2 Shares

Alger Small Cap Growth Portfolio — Class I-2 Shares

The Prudential Series Fund

PSF Mid-Cap Growth Portfolio — Class II Shares

PSF Natural Resources Portfolio — Class II Shares

PSF PGIM Jennison Growth Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the period then ended, and the statements of changes in net assets for the period from December 8, 2023 (inception) to December 31, 2023 and the financial highlights for the lesser periods in the five years ended December 31, 2023.

The Prudential Series Fund

PSF PGIM Jennison Blend Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2023, the related statements of operations for the period from January 1, 2023 to December 8, 2023 (liquidation date) and changes in net assets for the period from January 1, 2022 to December 8, 2023 (liquidation date).

The Prudential Series Fund

PSF PGIM Jennison Focused Blend Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the period then ended, and the statements of changes in net assets for the period from March 10, 2023 (inception) to December 31, 2023 and the financial highlights for the lesser periods in the five years ended December 31, 2023.

Advanced Series Trust

AST International Equity Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2023, the related statements of operations for the period from January 1, 2023 to March 10, 2023 (liquidation date) and changes in net assets for the period from January 1, 2022 to March 10, 2023 (liquidation date).

The Prudential Series Fund

PSF International Growth Portfolio — Class II Shares

Statement of assets and liabilities as of December 31, 2023, the related statements of operations for the year then ended and changes in net assets for the period from April 29, 2022 (inception) to December 31, 2023 and the financial highlights for the years or lesser periods in the five years ended December 31, 2023.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Core Plus Bond Fund — Series I shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities

December 31, 2023

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B

Assets:
Investments at fair value (note 2b)	$2,073,353	$2,679,986	$1,117,634	$2,763,820	$523,904
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	36	—	—	—
Total assets	2,073,353	2,680,022	1,117,634	2,763,820	523,904

Liabilities:
Accrued expenses payable to affiliate (note 4b)	100	122	50	124	23
Payable for units withdrawn	844	—	47	79	81
Total liabilities	944	122	97	203	104

Net assets attributable to:
Variable annuity contract owners in the accumulation period	1,834,789	2,636,724	1,077,013	2,709,669	523,800
Variable annuity contract owners in the annuitization period	237,620	43,176	40,524	53,948	—
Net assets	$2,072,409	$2,679,900	$1,117,537	$2,763,617	$523,800

Investments in securities at cost	$2,440,573	$2,713,191	$861,077	$2,436,034	$845,125
Shares outstanding	240,250	182,188	16,691	96,033	65,734

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Assets:
Investments at fair value (note 2b)	$57,241	$1,839,369	$407,509	$471,140	$158,703
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	57,241	1,839,369	407,509	471,140	158,703

Liabilities:
Accrued expenses payable to affiliate (note 4b)	2	113	18	18	6
Payable for units withdrawn	—	236	99	—	25
Total liabilities	2	349	117	18	31

Net assets attributable to:
Variable annuity contract owners in the accumulation period	57,239	1,807,129	397,143	471,122	158,672
Variable annuity contract owners in the annuitization period	—	31,891	10,249	—	—
Net assets	$57,239	$1,839,020	$407,392	$471,122	$158,672

Investments in securities at cost	$59,824	$1,799,806	$441,755	$471,671	$180,501
Shares outstanding	3,727	121,893	13,913	82,080	2,527

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Sustainable Global Thematic Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

$53,099	$393,604	$393,102	$534,638	$122,521	$895,773	$4,235,643
—	—	—	—	—	—	—
—	—	—	—	—	—	—
53,099	393,604	393,102	534,638	122,521	895,773	4,235,643

4	19	17	24	5	41	190
1	25	1	—	—	21	1,587
5	44	18	24	5	62	1,777

53,094	347,662	393,084	534,614	122,516	855,260	4,176,205
—	45,898	—	—	—	40,451	57,661
$53,094	$393,560	$393,084	$534,614	$122,516	$895,711	$4,233,866

$39,720	$384,943	$404,890	$634,751	$117,351	$893,215	$4,243,862
1,710	6,676	7,388	38,939	2,603	20,067	216,325

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares

$133,072	$633,305	$688,924	$3,289,382	$4,477	$3,697	$1,500,227
—	—	—	—	—	—	—
—	—	—	—	—	—	—
133,072	633,305	688,924	3,289,382	4,477	3,697	1,500,227

6	26	37	145	—	—	65
—	2	252	333	—	1	317
6	28	289	478	—	1	382

133,066	633,277	688,635	3,288,904	4,477	3,696	1,488,331
—	—	—	—	—	—	11,514
$133,066	$633,277	$688,635	$3,288,904	$4,477	$3,696	$1,499,845

$144,030	$620,534	$705,231	$3,335,652	$4,818	$4,485	$1,870,054
2,464	18,922	42,110	92,659	328	862	84,425

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)	Allspring Variable Trust	American Century Variable Portfolios II, Inc.	American Century Variable Portfolios, Inc.

	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Allspring VT Discovery All Cap Growth Fund — Class 2	VP Inflation Protection Fund — Class II	VP Disciplined Core Value Fund — Class I	VP International Fund — Class I

Assets:
Investments at fair value (note 2b)	$1,328,457	$482,023	$2,866,220	$41,923	$220,641
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	1,353	—	—
Total assets	1,328,457	482,023	2,867,573	41,923	220,641

Liabilities:
Accrued expenses payable to affiliate (note 4b)	61	21	137	2	11
Payable for units withdrawn	161	—	—	—	51
Total liabilities	222	21	137	2	62

Net assets attributable to:
Variable annuity contract owners in the accumulation period	1,328,235	482,002	2,684,872	41,921	179,779
Variable annuity contract owners in the annuitization period	—	—	182,564	—	40,800
Net assets	$1,328,235	$482,002	$2,867,436	$41,921	$220,579

Investments in securities at cost	$1,087,317	$551,241	$3,127,719	$45,480	$224,048
Shares outstanding	50,512	20,177	305,893	5,466	20,855

	BlackRock Variable Series Funds, Inc. (continued)		Columbia Funds Variable Series Trust II		Deutsche DWS Variable Series I

	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	DWS Capital Growth VIP — Class B Shares

Assets:
Investments at fair value (note 2b)	$29,132,983	$158,643	$12,437,329	$3,088,924	$194,813
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	29,132,983	158,643	12,437,329	3,088,924	194,813

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1,455	7	572	139	10
Payable for units withdrawn	2,153	1	958	1,001	30
Total liabilities	3,608	8	1,530	1,140	40

Net assets attributable to:
Variable annuity contract owners in the accumulation period	28,560,347	158,635	12,210,124	3,041,972	154,311
Variable annuity contract owners in the annuitization period	569,028	—	225,675	45,812	40,462
Net assets	$29,129,375	$158,635	$12,435,799	$3,087,784	$194,773

Investments in securities at cost	$31,683,701	$121,453	$ 9,949,556	$3,048,025	$174,818
Shares outstanding	2,235,839	8,636	210,766	233,655	5,199

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

American Century Variable Portfolios, Inc. (continued)		BNY Mellon			BlackRock Variable Series Funds, Inc.

VP Ultra® Fund — Class I	VP Value Fund — Class I	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares

$504,281	$475,780	$19,091	$916,275	$399,673	$204,496	$2,800,430
—	—	—	—	1,548	—	—
—	—	—	—	—	—	—
504,281	475,780	19,091	916,275	401,221	204,496	2,800,430

22	23	1	47	17	9	129
—	74	2	266	—	1	1,644
22	97	3	313	17	10	1,773

504,259	421,653	19,088	739,975	396,834	204,486	2,752,764
—	54,030	—	175,987	4,370	—	45,893
$504,259	$475,683	$19,088	$915,962	$401,204	$204,486	$2,798,657

$343,673	$407,657	$18,013	$854,745	$399,673	$288,658	$3,064,255
19,660	39,030	1,022	20,371	399,673	20,656	219,298

Deutsche DWS Variable Series II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

DWS CROCI® U.S. VIP — Class B Shares	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating — Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares

$167,915	$82,059	$3,084,487	$216	$659,925	$621,755	$25,170
—	—	21,530	—	—	—	—
—	—	1,668	—	—	—	—
167,915	82,059	3,107,685	216	659,925	621,755	25,170

7	4	144	(1)	29	27	1
—	1	—	1	4	24	—
7	5	144	—	33	51	1

167,908	82,054	3,018,454	216	659,892	619,183	25,169
—	—	89,087	—	—	2,521	—
$167,908	$82,054	$3,107,541	$216	$659,892	$621,704	$25,169

$139,238	$81,400	$3,138,101	$245	$742,046	$638,040	$28,008
10,729	5,921	356,588	38	117,216	39,426	2,790

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	Fidelity® Variable Insurance Products Fund

	VIP Asset ManagerSM Portfolio — Initial Class	VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class	VIP Contrafund® Portfolio — Service Class 2

Assets:
Investments at fair value (note 2b)	$109,758	$41,622	$5,103,962	$716,254	$19,812,304
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	109,758	41,622	5,103,962	716,254	19,812,304

Liabilities:
Accrued expenses payable to affiliate (note 4b)	4	2	281	28	898
Payable for units withdrawn	—	1	57	—	134
Total liabilities	4	3	338	28	1,032

Net assets attributable to:
Variable annuity contract owners in the accumulation period	109,754	33,623	4,942,811	716,226	19,533,290
Variable annuity contract owners in the annuitization period	—	7,996	160,813	—	277,982
Net assets	$109,754	$41,619	$5,103,624	$716,226	$19,811,272

Investments in securities at cost	$106,076	$41,184	$4,242,043	$493,685	$16,987,608
Shares outstanding	7,018	2,749	236,953	14,729	423,069

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class

Assets:
Investments at fair value (note 2b)	$479,281	$916,946	$2,660,217	$3,353,512	$123,066
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	57	—	—
Total assets	479,281	916,946	2,660,274	3,353,512	123,066

Liabilities:
Accrued expenses payable to affiliate (note 4b)	19	56	123	145	5
Payable for units withdrawn	9	2	—	9	—
Total liabilities	28	58	123	154	5

Net assets attributable to:
Variable annuity contract owners in the accumulation period	479,253	916,888	2,604,398	3,353,358	123,061
Variable annuity contract owners in the annuitization period	—	—	55,753	—	—
Net assets	$479,253	$916,888	$2,660,151	$3,353,358	$123,061

Investments in securities at cost	$327,184	$634,001	$3,025,161	$3,149,462	$92,976
Shares outstanding	5,148	10,197	245,861	96,671	4,766

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

Fidelity® Variable Insurance Products Fund (continued)

VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity- Income PortfolioSM — Initial Class	VIP Equity- Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Opportunities Portfolio — Service Class 2

$33,757	$266,747	$2,369,861	$246,542	$583,718	$69,878	$258,609
—	—	—	—	—	—	—
—	—	—	—	—	—	—
33,757	266,747	2,369,861	246,542	583,718	69,878	258,609

1	10	103	10	25	3	11
—	—	69	—	348	—	—
1	10	172	10	373	3	11

33,756	266,737	2,367,228	246,532	583,345	69,875	258,598
—	—	2,461	—	—	—	—
$33,756	$266,737	$2,369,689	$246,532	$583,345	$69,875	$258,598

$24,952	$240,272	$2,170,585	$164,704	$406,579	$40,660	$264,207
2,112	10,734	99,116	9,118	22,348	1,169	4,460

Fidelity® Variable Insurance Products Fund (continued)	Franklin Templeton Variable Insurance Products Trust

VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares

$62,384	$6,201,524	$22,534,476	$195,689	$3,537,507	$—	$210,379
—	—	—	—	—	—	—
—	—	—	—	—	—	—
62,384	6,201,524	22,534,476	195,689	3,537,507	—	210,379

3	309	1,226	8	161	—	9
1	470	535	—	1,363	—	—
4	779	1,761	8	1,524	—	9

62,380	5,925,494	21,607,408	195,681	3,449,683	—	210,370
—	275,251	925,307	—	86,300	—	—
$62,380	$6,200,745	$22,532,715	$195,681	$3,535,983	$—	$210,370

$51,644	$7,605,674	$23,690,942	$189,787	$3,953,589	$—	$205,735
3,724	1,265,617	1,586,935	10,647	230,757	—	14,774

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust

	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares

Assets:
Investments at fair value (note 2b)	$30,638	$458,217	$5,737,775	$166,534	$272,170
Dividend receivable	—	—	24,749	—	—
Receivable for units sold	—	—	—	—	—
Total assets	30,638	458,217	5,762,524	166,534	272,170

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	20	248	6	11
Payable for units withdrawn	—	—	2	—	—
Total liabilities	1	20	250	6	11

Net assets attributable to:
Variable annuity contract owners in the accumulation period	30,637	458,197	5,762,274	166,528	272,159
Variable annuity contract owners in the annuitization period	—	—	—	—	—
Net assets	$30,637	$458,197	$5,762,274	$166,528	$272,159

Investments in securities at cost	$36,463	$444,920	$5,737,775	$192,292	$263,882
Shares outstanding	2,258	38,217	5,737,775	19,755	17,000

	Janus Aspen Series (continued)

	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares

Assets:
Investments at fair value (note 2b)	$199,474	$116,012	$1	$82,351	$78,269
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	199,474	116,012	1	82,351	78,269

Liabilities:
Accrued expenses payable to affiliate (note 4b)	8	3	1	3	6
Payable for units withdrawn	—	—	—	—	1
Total liabilities	8	3	1	3	7

Net assets attributable to:
Variable annuity contract owners in the accumulation period	189,573	116,009	—	82,348	78,262
Variable annuity contract owners in the annuitization period	9,893	—	—	—	—
Net assets	$199,466	$116,009	$—	$82,348	$78,262

Investments in securities at cost	$139,810	$80,058	$1	$76,659	$58,501
Shares outstanding	3,265	1,966	—	1,957	1,953

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares

$551,003	$6,988,889	$716,902	$101,915	$222	$799,751	$4,128,856
—	—	—	—	—	—	—
—	59	—	—	—	—	—
551,003	6,988,948	716,902	101,915	222	799,751	4,128,856

21	339	28	4	—	31	187
—	—	—	—	1	—	744
21	339	28	4	1	31	931

532,908	6,569,119	693,102	101,911	221	760,975	4,067,535
18,074	419,490	23,772	—	—	38,745	60,390
$550,982	$6,988,609	$716,874	$101,911	$221	$799,720	$4,127,925

$366,122	$5,015,792	$558,818	$90,246	$226	$618,449	$3,371,068
12,169	145,450	9,369	1,491	22	16,890	97,172

Janus Aspen Series (continued)		Legg Mason Partners Variable Equity Trust				Lincoln Variable Insurance Products Trust

Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Aggressive Growth Portfolio — Class II	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP JPMorgan Core Bond Fund — Standard Class

$472,496	$9,996	$127,362	$—	$162,483	$190,965	$986,401
—	—	—	—	—	—	—
—	—	—	—	—	—	—
472,496	9,996	127,362	—	162,483	190,965	986,401

18	—	5	—	8	8	49
—	1	—	—	2	2	166
18	1	5	—	10	10	215

472,478	9,995	127,357	—	162,473	190,955	843,424
—	—	—	—	—	—	142,762
$472,478	$9,995	$127,357	$—	$162,473	$190,955	$986,186

$333,177	$6,477	$155,875	$—	$138,875	$188,741	$1,090,071
10,465	232	7,691	—	7,907	9,004	99,889

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	Lincoln Variable Insurance Products Trust (continued)			MFS® Variable Insurance Trust

	LVIP JPMorgan Mid Cap Value Fund — Standard Class	LVIP JPMorgan Small Cap Core Fund — Standard Class	LVIP JPMorgan U.S. Equity Fund — Standard Class	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares

Assets:
Investments at fair value (note 2b)	$747,859	$143,301	$920,967	$231,759	$361,481
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	747,859	143,301	920,967	231,759	361,481

Liabilities:
Accrued expenses payable to affiliate (note 4b)	35	6	47	10	15
Payable for units withdrawn	111	—	231	1	—
Total liabilities	146	6	278	11	15

Net assets attributable to:
Variable annuity contract owners in the accumulation period	707,204	137,529	758,498	231,748	361,466
Variable annuity contract owners in the annuitization period	40,509	5,766	162,191	—	—
Net assets	$747,713	$143,295	$920,689	$231,748	$361,466

Investments in securities at cost	$650,709	$127,253	$736,830	$168,435	$501,048
Shares outstanding	73,514	7,220	24,477	6,569	35,790

	PIMCO Variable Insurance Trust (continued)			Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares

Assets:
Investments at fair value (note 2b)	$7,363,547	$6,883,883	$10,490,564	$179,297	$331,343
Dividend receivable	12,982	22,249	30,568	—	—
Receivable for units sold	—	4,890	1,254	—	—
Total assets	7,376,529	6,911,022	10,522,386	179,297	331,343

Liabilities:
Accrued expenses payable to affiliate (note 4b)	349	323	483	7	15
Payable for units withdrawn	4,920	—	—	—	1
Total liabilities	5,269	323	483	7	16

Net assets attributable to:
Variable annuity contract owners in the accumulation period	7,193,513	6,666,565	10,352,646	179,290	331,327
Variable annuity contract owners in the annuitization period	177,747	244,134	169,257	—	—
Net assets	$7,371,260	$6,910,699	$10,521,903	$179,290	$331,327

Investments in securities at cost	$9,376,982	$7,190,926	$11,625,543	$104,605	$380,953
Shares outstanding	926,232	717,071	1,142,763	2,529	33,201

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

MFS® Variable Insurance Trust (continued)		MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

$3,743,248	$751,861	$28,819	$536,139	$217,592	$3,370,184	$6,960
—	—	—	—	—	13,987	17
—	—	—	—	—	169	—
3,743,248	751,861	28,819	536,139	217,592	3,384,340	6,977

188	33	1	25	9	157	—
189	26	1	23	—	—	1
377	59	2	48	9	157	1

3,639,247	751,802	20,292	495,694	217,583	3,240,520	6,976
103,624	—	8,525	40,397	—	143,663	—
$3,742,871	$751,802	$28,817	$536,091	$217,583	$3,384,183	$6,976

$3,590,256	$685,382	$31,281	$490,293	$250,585	$3,430,726	$7,393
165,046	23,838	3,464	24,260	23,651	469,385	708

State Street Variable Insurance Series Funds, Inc. (continued)

Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares

$465,701	$6,216,081	$5,746,178	$830,494	$7,559,311	$33,171,298	$369,915
—	—	—	—	—	—	—
—	—	—	—	99	—	—
465,701	6,216,081	5,746,178	830,494	7,559,410	33,171,298	369,915

20	289	242	36	328	1,800	11
—	8,502	177	1	—	5,859	2
20	8,791	419	37	328	7,659	13

465,681	6,102,924	5,745,759	830,457	3,577,546	30,763,745	369,902
—	104,366	—	—	3,981,536	2,399,894	—
$465,681	$6,207,290	$5,745,759	$830,457	$7,559,082	$33,163,639	$369,902

$394,725	$6,542,172	$4,302,565	$883,257	$8,287,109	$36,293,057	$327,175
4,224	638,201	119,067	67,138	512,496	2,250,427	7,641

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

	The Alger Portfolios		The Prudential Series Fund

	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares

Assets:
Investments at fair value (note 2b)	$257,726	$77,993	$2,635,612	$208,923	$—
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	875	—	—
Total assets	257,726	77,993	2,636,487	208,923	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	10	3	122	9	—
Payable for units withdrawn	7	—	—	—	—
Total liabilities	17	3	122	9	—

Net assets attributable to:
Variable annuity contract owners in the accumulation period	257,709	77,990	2,593,242	208,914	—
Variable annuity contract owners in the annuitization period	—	—	43,123	—	—
Net assets	$257,709	$77,990	$2,636,365	$208,914	$—

Investments in securities at cost	$263,611	$118,776	$2,540,543	$201,938	$—
Shares outstanding	4,129	4,718	65,141	2,219	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2023

The Prudential Series Fund (continued)

PSF PGIM Jennison Growth Portfolio — Class II Shares

$503,279
—
—
503,279

22
—
22

503,257
—
$503,257

$186,158
3,780

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$18,565	$18,233	$—	$33,834	$—
Mortality and expense risk and administrative charges (note 4)	35,900	22,359	16,112	42,859	8,138
Net investment income (expense)	(17,335)	(4,126)	(16,112)	(9,025)	(8,138)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(79,820)	(9,101)	2,341	59,564	(91,044)
Change in unrealized appreciation (depreciation)	203,265	390	222,929	(12,152)	178,440
Capital gain distributions	106,375	—	73,669	213,716	—
Net realized and unrealized gain (loss) on investments	229,820	(8,711)	298,939	261,128	87,396

Increase (decrease) in net assets from operations	$212,485	$(12,837)	$282,827	$252,103	$79,258

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$1,833	$31,328	$2,792	$11,328	$—
Mortality and expense risk and administrative charges (note 4)	1,381	41,084	107,368	5,601	2,123
Net investment income (expense)	452	(9,756)	(104,576)	5,727	(2,123)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(4,760)	(5,103)	(1,955,354)	(360)	(1,674)
Change in unrealized appreciation (depreciation)	13,721	187,424	3,951,174	14,414	20,833
Capital gain distributions	—	—	9,011	—	—
Net realized and unrealized gain (loss) on investments	8,961	182,321	2,004,831	14,054	19,159

Increase (decrease) in net assets from operations	$9,413	$172,565	$1,900,255	$19,781	$17,036

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Sustainable Global Thematic Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$17	$—	$—	$1,863	$—	$—	$63,567
931	5,850	5,498	7,336	1,525	13,073	39,146
(914)	(5,850)	(5,498)	(5,473)	(1,525)	(13,073)	24,421

2,562	(16,731)	(3,245)	(4,619)	(348)	(34,782)	4,714
1,307	120,883	110,731	(28,727)	33,208	270,436	(256,511)
3,727	8,036	8,575	103,736	—	—	457,789
7,596	112,188	116,061	70,390	32,860	235,654	205,992

$6,682	$106,338	$110,563	$64,917	$31,335	$222,581	$230,413

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$—	$11,511	$—	$52	$—	$ 7,506
2,067	9,660	12,672	50,089	62	60	127,624
(2,067)	(9,660)	(1,161)	(50,089)	(10)	(60)	(120,118)

(376)	(7,140)	(4,289)	(61,051)	(17)	(338)	(5,079,479)
15,623	108,723	24,073	625,527	327	674	7,122,826
—	469	34,948	364,560	—	—	107,174
15,247	102,052	54,732	929,036	310	336	2,150,521

$13,180	$92,392	$53,571	$878,947	$300	$276	$2,030,403

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)	Allspring Variable Trust	American Century Variable Portfolios II, Inc.	American Century Variable Portfolios, Inc.

	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Allspring VT Discovery All Cap Growth Fund — Class 2	VP Inflation Protection Fund — Class II	VP Disciplined Core Value Fund — Class I	VP International Fund — Class I

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$11,657	$—	$95,471	$2,602	$2,078
Mortality and expense risk and administrative charges (note 4)	19,565	6,789	49,952	3,242	3,309
Net investment income (expense)	(7,908)	(6,789)	45,519	(640)	(1,231)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	22,910	(7,519)	(66,284)	(19,931)	(2,665)
Change in unrealized appreciation (depreciation)	179,253	86,003	62,974	32,987	18,869
Capital gain distributions	—	45,047	—	—	—
Net realized and unrealized gain (loss) on investments	202,163	123,531	(3,310)	13,056	16,204

Increase (decrease) in net assets from operations	$194,255	$116,742	$42,209	$12,416	$14,973

	BlackRock Variable Series Funds, Inc. (continued)		Columbia Funds Variable Series Trust II		Deutsche DWS Variable Series I

	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	DWS Capital Growth VIP — Class B Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$704,956	$—	$—	$ 51,830	$—
Mortality and expense risk and administrative charges (note 4)	529,677	2,178	160,456	49,811	3,069
Net investment income (expense)	175,279	(2,178)	(160,456)	2,019	(3,069)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(701,897)	586	323,570	(48,569)	(577)
Change in unrealized appreciation (depreciation)	3,420,338	52,913	2,738,234	435,167	43,162
Capital gain distributions	—	2,483	—	—	5,693
Net realized and unrealized gain (loss) on investments	2,718,441	55,982	3,061,804	386,598	48,278

Increase (decrease) in net assets from operations	$2,893,720	$53,804	$2,901,348	$388,617	$45,209

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

American Century Variable Portfolios, Inc. (continued)		BNY Mellon			BlackRock Variable Series Funds, Inc.

VP Ultra® Fund — Class I	VP Value Fund — Class I	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$10,084	$134	$581	$18,199	$3,651	$41,002
7,100	7,431	262	7,925	6,113	3,240	45,484
(7,100)	2,653	(128)	(7,344)	12,086	411	(4,482)

5,864	22,361	(10)	(279)	—	(16,388)	(101,371)
120,707	(26,270)	2,309	54,680	—	47,373	374,559
30,970	30,640	539	9,330	—	—	108,776
157,541	26,731	2,838	63,731	—	30,985	381,964

$150,441	$29,384	$2,710	$56,387	$12,086	$31,396	$377,482

Deutsche DWS Variable Series II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

DWS CROCI® U.S. VIP — Class B Shares	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating- Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$2,133	$ 599	$255,156	$13	$36,526	$—	$566
2,372	1,195	52,555	3	10,109	30,861	395
(239)	(596)	202,601	10	26,417	(30,861)	171

644	(109)	(23,956)	(5)	(12,623)	(124,699)	(1,630)
26,127	7,119	101,327	18	52,517	477,912	3,292
—	2,929	—	—	—	—	—
26,771	9,939	77,371	13	39,894	353,213	1,662

$26,532	$9,343	$279,972	$23	$66,311	$322,352	$1,833

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Fidelity® Variable Insurance Products Fund

	VIP Asset ManagerSM Portfolio — Initial Class	VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class	VIP Contrafund® Portfolio — Service Class 2

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$2,473	$873	$76,562	$3,184	$46,943
Mortality and expense risk and administrative charges (note 4)	1,458	639	101,322	9,257	229,558
Net investment income (expense)	1,015	234	(24,760)	(6,073)	(182,615)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(161)	(124)	102,103	16,708	277,231
Change in unrealized appreciation (depreciation)	9,310	3,602	601,041	146,846	2,696,294
Capital gain distributions	1,107	454	195,263	23,189	596,246
Net realized and unrealized gain (loss) on investments	10,256	3,932	898,407	186,743	3,569,771

Increase (decrease) in net assets from operations	$11,271	$4,166	$873,647	$180,670	$3,387,156

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$559	$31	$65,016	$12,239	$1,210
Mortality and expense risk and administrative charges (note 4)	7,230	12,897	70,944	50,558	1,597
Net investment income (expense)	(6,671)	(12,866)	(5,928)	(38,319)	(387)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	41,328	16,145	(593,870)	1,824	352
Change in unrealized appreciation (depreciation)	94,233	196,754	756,054	341,363	19,254
Capital gain distributions	20,549	39,756	—	91,603	306
Net realized and unrealized gain (loss) on investments	156,110	252,655	162,184	434,790	19,912

Increase (decrease) in net assets from operations	$149,439	$239,789	$156,256	$396,471	$19,525

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity- Income PortfolioSM — Initial Class	VIP Equity- Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Opportunities Portfolio — Service Class 2

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$35	$4,906	$39,712	$3,891	$8,258	$—	$—
487	3,529	60,231	3,542	8,910	1,162	3,750
(452)	1,377	(20,519)	349	(652)	(1,162)	(3,750)

189	731	229,194	18,307	23,607	15,391	(15,493)
5,930	12,854	43,036	12,059	43,015	16,384	106,697
1,519	7,364	68,145	8,914	21,807	—	—
7,638	20,949	340,375	39,280	88,429	31,775	91,204

$7,186	$22,326	$319,856	$39,629	$87,777	$30,613	$87,454

Fidelity® Variable Insurance Products Fund (continued)	Franklin Templeton Variable Insurance Products Trust

VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$525	$89,104	$1,189,603	$—	$ 63,975	$—	$6,397
891	110,722	453,402	4,166	56,298	—	3,109
(366)	(21,618)	736,201	(4,166)	7,677	—	3,288

688	(251,656)	(241,829)	(36,772)	(112,189)	—	(697)
7,585	888,301	(515,225)	119,535	208,565	—	31,454
2,203	103,429	1,442,179	8,804	294,456	—	—
10,476	740,074	685,125	91,567	390,832	—	30,757

$10,110	$718,456	$1,421,326	$87,401	$398,509	$—	$34,045

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust

	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$—	$14,311	$290,577	$2,779	$2,639
Mortality and expense risk and administrative charges (note 4)	419	6,783	98,559	2,162	3,836
Net investment income (expense)	(419)	7,528	192,018	617	(1,197)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(780)	(1,225)	—	(717)	(71)
Change in unrealized appreciation (depreciation)	1,832	69,065	—	3,211	19,962
Capital gain distributions	—	—	—	14,030	6,500
Net realized and unrealized gain (loss) on investments	1,052	67,840	—	16,524	26,391

Increase (decrease) in net assets from operations	$ 633	$75,368	$192,018	$17,141	$25,194

	Janus Aspen Series (continued)

	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$1,918	$830	$—	$1,540	$1,137
Mortality and expense risk and administrative charges (note 4)	3,048	1,684	—	1,559	1,249
Net investment income (expense)	(1,130)	(854)	—	(19)	(112)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	14,485	5,436	—	1,456	1,954
Change in unrealized appreciation (depreciation)	28,104	16,626	—	7,496	4,971
Capital gain distributions	6,277	3,103	—	—	—
Net realized and unrealized gain (loss) on investments	48,866	25,165	—	8,952	6,925

Increase (decrease) in net assets from operations	$47,736	$24,311	$—	$8,933	$6,813

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$12,194	$121,849	$1,086	$88	$9	$1,377	$4,596
8,272	122,895	9,589	1,387	14	11,857	60,839
3,922	(1,046)	(8,503)	(1,299)	(5)	(10,480)	(56,243)

39,370	278,526	8,773	190	(577)	37,514	95,384
33,565	577,783	56,870	7,993	682	244,406	1,087,794
—	—	46,841	7,052	—	—	—
72,935	856,309	112,484	15,235	105	281,920	1,183,178

$76,857	$855,263	$103,981	$13,936	$100	$271,440	$1,126,935

Janus Aspen Series (continued)		Legg Mason Partners Variable Equity Trust				Lincoln Variable Insurance Products Trust

Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Aggressive Growth Portfolio — Class II	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP JPMorgan Core Bond Fund — Standard Class

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$587	$5	$75	$—	$3,013	$2,304	$37,877
5,893	129	1,715	—	2,847	2,946	18,649
(5,306)	(124)	(1,640)	—	166	(642)	19,228

6,554	169	(5,136)	—	2,934	614	(35,498)
142,179	2,883	18,610	—	(7,368)	9,938	56,241
—	—	12,096	—	21,778	13,433	—
148,733	3,052	25,570	—	17,344	23,985	20,743

$143,427	$2,928	$23,930	$—	$17,510	$23,343	$39,971

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Lincoln Variable Insurance Products Trust (continued)			MFS® Variable Insurance Trust

	LVIP JPMorgan Mid Cap Value Fund — Standard Class	LVIP JPMorgan Small Cap Core Fund — Standard Class	LVIP JPMorgan U.S. Equity Fund — Standard Class	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$19,988	$1,818	$14,712	$1,016	$—
Mortality and expense risk and administrative charges (note 4)	9,770	2,147	17,868	3,471	5,240
Net investment income (expense)	10,218	(329)	(3,156)	(2,455)	(5,240)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	7,062	(1,140)	36,389	7,726	(9,809)
Change in unrealized appreciation (depreciation)	(10,236)	15,346	139,893	17,056	56,568
Capital gain distributions	44,882	1,136	47,518	12,379	—
Net realized and unrealized gain (loss) on investments	41,708	15,342	223,800	37,161	46,759

Increase (decrease) in net assets from operations	$51,926	$15,013	$220,644	$34,706	$41,519

	PIMCO Variable Insurance Trust (continued)			Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$180,805	$241,138	$331,585	$—	$6,674
Mortality and expense risk and administrative charges (note 4)	129,872	114,506	153,815	2,430	5,289
Net investment income (expense)	50,933	126,632	177,770	(2,430)	1,385

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(844,094)	(129,413)	(414,685)	7,862	(7,608)
Change in unrealized appreciation (depreciation)	992,163	212,584	606,733	60,142	15,667
Capital gain distributions	—	—	—	—	—
Net realized and unrealized gain (loss) on investments	148,069	83,171	192,048	68,004	8,059

Increase (decrease) in net assets from operations	$199,002	$209,803	$369,818	$65,574	$9,444

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

MFS® Variable Insurance Trust (continued)		MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$68,250	$25,939	$988	$248	$6,066	$187,234	$173
69,322	12,268	497	8,939	3,321	55,612	106
(1,072)	13,671	491	(8,691)	2,745	131,622	67

10,932	11,858	(5,826)	2,001	(6,956)	(76,525)	(62)
121,215	(102,116)	7,212	83,726	17,591	268,693	296
162,897	43,509	—	26,835	—	—	178
295,044	(46,749)	1,386	112,562	10,635	192,168	412

$293,972	$(33,078)	$1,877	$103,871	$13,380	$323,790	$479

State Street Variable Insurance Series Funds, Inc. (continued)

Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$135,399	$71,444	$—	$166,403	$649,426	$1,666
7,298	72,731	86,231	13,698	114,037	657,417	6,139
(7,298)	62,668	(14,787)	(13,698)	52,366	(7,991)	(4,473)

1,967	(179,368)	225,827	(27,812)	(123,292)	(1,044,189)	11,619
153,042	568,561	825,894	65,375	1,004,223	5,118,120	61,048
10,167	—	188,741	71,068	—	—	24,793
165,176	389,193	1,240,462	108,631	880,931	4,073,931	97,460

$157,878	$451,861	$1,225,675	$94,933	$ 933,297	$4,065,940	$92,987

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	The Alger Portfolios		The Prudential Series Fund

	Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Period from December 08 to December 31, 2023	Period from January 1 to December 08, 2023

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$—	$—
Mortality and expense risk and administrative charges (note 4)	3,251	1,030	22,348	179	2,684
Net investment income (expense)	(3,251)	(1,030)	(22,348)	(179)	(2,684)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(718)	(2,293)	24,634	765	144,622
Change in unrealized appreciation (depreciation)	64,881	13,642	(31,910)	6,984	(100,084)
Capital gain distributions	—	—	—	—	—
Net realized and unrealized gain (loss) on investments	64,163	11,349	(7,276)	7,749	44,538

Increase (decrease) in net assets from operations	$60,912	$10,319	$(29,624)	$7,570	$41,854

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

The Prudential Series Fund (continued)

PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2023

$—
6,824
(6,824)

5,751
170,534
—
176,285

$169,461

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B		AB VPS International Value Portfolio — Class B		AB VPS Large Cap Growth Portfolio — Class B

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(17,335)	$32,812	$(4,126)	$(15,433)	$(16,112)	$(15,549)
Net realized gain (loss) on investments	(79,820)	(74,003)	(9,101)	(217,007)	2,341	22,445
Change in unrealized appreciation (depreciation) on investments	203,265	(787,274)	390	(414,233)	222,929	(502,787)
Capital gain distributions	106,375	243,546	—	—	73,669	129,181
Increase (decrease) in net assets from operations	212,485	(584,919)	(12,837)	(646,673)	282,827	(366,710)

From capital transactions (note 4):
Net premiums	100	700	375	1,046	—	—
Transfers for contract benefits and terminations	(146,394)	(309,261)	(162,059)	(190,683)	(27,796)	(83,037)
Administrative expenses	(33,050)	(35,700)	(17,473)	(23,753)	(596)	(623)
Transfers between subaccounts (including fixed account), net	340	38,128	2,490,144	(2,547,774)	(27,330)	90,380
Increase (decrease) in net assets from capital transactions	(179,004)	(306,133)	2,310,987	(2,761,164)	(55,722)	6,720
Increase (decrease) in net assets	33,481	(891,052)	2,298,150	(3,407,837)	227,105	(359,990)
Net assets at beginning of year	2,038,928	2,929,980	381,750	3,789,587	890,432	1,250,422
Net assets at end of year	$2,072,409	$2,038,928	$2,679,900	$381,750	$1,117,537	$890,432

Change in units (note 5):
Units purchased	8,423	10,141	358,659	58,863	208	3,899
Units redeemed	(20,403)	(30,909)	(35,888)	(508,708)	(1,788)	(3,474)
Net increase (decrease) in units from capital transactions with contract owners	(11,980)	(20,768)	322,771	(449,845)	(1,580)	425

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AB Variable Products Series Fund, Inc. (continued)						AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Relative Value Portfolio — Class B		AB VPS Small Cap Growth Portfolio — Class B		AB VPS Sustainable Global Thematic Portfolio — Class B		Invesco V.I. American Franchise Fund — Series I shares		Invesco V.I. American Franchise Fund — Series II shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(9,025)	$(15,097)	$(8,138)	$(9,580)	$(914)	$(1,094)	$(5,850)	$(5,756)	$(5,498)	$(5,417)
59,564	94,904	(91,044)	(47,979)	2,562	2,504	(16,731)	(15,917)	(3,245)	1,472
(12,152)	(785,308)	178,440	(606,457)	1,307	(34,136)	120,883	(215,887)	110,731	(233,173)
213,716	500,095	—	300,646	3,727	7,122	8,036	101,109	8,575	96,771
252,103	(205,406)	79,258	(363,370)	6,682	(25,604)	106,338	(136,451)	110,563	(140,347)

624	4,652	—	—	—	—	—	—	—	—
(346,605)	(253,216)	(73,498)	(48,046)	(13,373)	(6,471)	(35,025)	(81,019)	(2,156)	(3,330)
(3,676)	(3,866)	(2,863)	(2,819)	(40)	(105)	(279)	(238)	(566)	(507)
42,758	(177,137)	1,243	13,039	(461)	1,327	32,112	101,202	(12,183)	9,164
(306,899)	(429,567)	(75,118)	(37,826)	(13,874)	(5,249)	(3,192)	19,945	(14,905)	5,327
(54,796)	(634,973)	4,140	(401,196)	(7,192)	(30,853)	103,146	(116,506)	95,658	(135,020)
2,818,413	3,453,386	519,660	920,856	60,286	91,139	290,414	406,920	297,426	432,446
$2,763,617	$2,818,413	$523,800	$519,660	$53,094	$60,286	$393,560	$290,414	$393,084	$297,426

5,484	1,050	1,155	1,778	46	104	2,782	4,752	49	305
(15,195)	(16,701)	(3,121)	(2,390)	(567)	(318)	(2,976)	(3,979)	(521)	(108)
(9,711)	(15,651)	(1,966)	(612)	(521)	(214)	(194)	773	(472)	197

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. American Value Fund — Series II shares		Invesco V.I. Capital Appreciation Fund — Series I shares		Invesco V.I. Capital Appreciation Fund — Series II shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(5,473)	$(4,443)	$(1,525)	$(1,833)	$(13,073)	$(13,137)
Net realized gain (loss) on investments	(4,619)	(650)	(348)	(4,364)	(34,782)	5,601
Change in unrealized appreciation (depreciation) on investments	(28,727)	(92,102)	33,208	(92,630)	270,436	(615,004)
Capital gain distributions	103,736	81,489	—	45,093	—	295,551
Increase (decrease) in net assets from operations	64,917	(15,706)	31,335	(53,734)	222,581	(326,989)

From capital transactions (note 4):
Net premiums	—	1,040	—	—	—	—
Transfers for contract benefits and terminations	(26,140)	(5,818)	(3,105)	(5,309)	(67,922)	(72,346)
Administrative expenses	(204)	(133)	(130)	(134)	(1,922)	(1,932)
Transfers between subaccounts (including fixed account), net	48,100	70,067	(79)	(16,814)	30,148	104,540
Increase (decrease) in net assets from capital transactions	21,756	65,156	(3,314)	(22,257)	(39,696)	30,262
Increase (decrease) in net assets	86,673	49,450	28,021	(75,991)	182,885	(296,727)
Net assets at beginning of year	447,941	398,491	94,495	170,486	712,826	1,009,553
Net assets at end of year	$534,614	$447,941	$122,516	$94,495	$895,711	$712,826

Change in units (note 5):
Units purchased	4,836	7,288	1	12	4,773	6,090
Units redeemed	(2,519)	(605)	(81)	(655)	(5,962)	(4,448)
Net increase (decrease) in units from capital transactions with contract owners	2,317	6,683	(80)	(643)	(1,189)	1,642

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Comstock Fund — Series II shares		Invesco V.I. Conservative Balanced Fund — Series I shares		Invesco V.I. Conservative Balanced Fund — Series II shares		Invesco V.I. Core Equity Fund — Series I shares		Invesco V.I. Core Plus Bond Fund — Series I shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Period from April 29 to December 31, 2022

$24,421	$(4,586)	$452	$(16)	$(9,756)	$(22,844)	$(104,576)	$(107,467)	$5,727	$(738)
4,714	93,945	(4,760)	(934)	(5,103)	28,463	(1,955,354)	(587,185)	(360)	(127)
(256,511)	(150,585)	13,721	(32,099)	187,424	(640,101)	3,951,174	(4,662,129)	14,414	(14,945)
457,789	37,228	—	8,855	—	157,742	9,011	1,896,841	—	187
230,413	(23,998)	9,413	(24,194)	172,565	(476,740)	1,900,255	(3,459,940)	19,781	(15,623)

475	—	—	—	4,826	6,334	14,279	5,947	—	—
(207,477)	(55,944)	(55,864)	(6,986)	(220,599)	(237,329)	(635,494)	(1,457,962)	(5,455)	(4,635)
(26,673)	(7,689)	(20)	(21)	(19,365)	(20,180)	(94,953)	(180,382)	(73)	(61)
3,073,377	(325,688)	(44)	(1)	3,341	20,268	(11,700,583)	(452,912)	119,533	357,655
2,839,702	(389,321)	(55,928)	(7,008)	(231,797)	(230,907)	(12,416,751)	(2,085,309)	114,005	352,959
3,070,115	(413,319)	(46,515)	(31,202)	(59,232)	(707,647)	(10,516,496)	(5,545,249)	133,786	337,336
1,163,751	1,577,070	103,754	134,956	1,898,252	2,605,899	10,923,888	16,469,137	337,336	—
$4,233,866	$1,163,751	$57,239	$103,754	$1,839,020	$1,898,252	$407,392	$10,923,888	$471,122	$337,336

134,923	699	—	—	4,697	8,647	16,034	90,230	12,549	36,247
(16,459)	(14,177)	(2,791)	(368)	(24,548)	(27,543)	(584,219)	(192,489)	(586)	(477)
118,464	(13,478)	(2,791)	(368)	(19,851)	(18,896)	(568,185)	(102,259)	11,963	35,770

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares		Invesco V.I. EQV International Equity Fund — Series II shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,123)	$(2,293)	$(2,067)	$(2,346)	$(9,660)	$ (714)
Net realized gain (loss) on investments	(1,674)	219	(376)	482	(7,140)	(6,239)
Change in unrealized appreciation (depreciation) on investments	20,833	(113,423)	15,623	(100,585)	108,723	(220,409)
Capital gain distributions	—	45,177	—	40,372	469	74,355
Increase (decrease) in net assets from operations	17,036	(70,320)	13,180	(62,077)	92,392	(153,007)

From capital transactions (note 4):
Net premiums	—	—	—	—	100	910
Transfers for contract benefits and terminations	(6,752)	(1,410)	(59)	(12,685)	(34,815)	(48,292)
Administrative expenses	(185)	(190)	(31)	(66)	(7,157)	(7,280)
Transfers between subaccounts (including fixed account), net	—	2	60	654	(17,065)	15,925
Increase (decrease) in net assets from capital transactions	(6,937)	(1,598)	(30)	(12,097)	(58,937)	(38,737)
Increase (decrease) in net assets	10,099	(71,918)	13,150	(74,174)	33,455	(191,744)
Net assets at beginning of year	148,573	220,491	119,916	194,090	599,822	791,566
Net assets at end of year	$158,672	$148,573	$133,066	$119,916	$633,277	$599,822

Change in units (note 5):
Units purchased	—	—	2	22	2,132	4,649
Units redeemed	(195)	(45)	(3)	(505)	(6,028)	(7,360)
Net increase (decrease) in units from capital transactions with contract owners	(195)	(45)	(1)	(483)	(3,896)	(2,711)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Equity and Income Fund — Series II shares		Invesco V.I. Global Fund — Series II shares		Invesco V.I. Global Real Estate Fund — Series II shares		Invesco V.I. Global Strategic Income Fund — Series I shares		Invesco V.I. Main Street Fund® — Series II shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(1,161)	$(3,943)	$(50,089)	$(57,058)	$(10)	$53	$(60)	$(84)	$(120,118)	$(115,804)
(4,289)	12,789	(61,051)	27,468	(17)	(9)	(338)	(1,127)	(5,079,479)	(1,266,429)
24,073	(180,170)	625,527	(2,168,002)	327	(1,559)	674	156	7,122,826	(8,269,016)
34,948	93,307	364,560	610,082	—	—	—	—	107,174	5,304,253
53,571	(78,017)	878,947	(1,587,510)	300	(1,515)	276	(1,055)	2,030,403	(4,346,996)

—	—	300	611	—	—	—	—	15,583	6,008
(51,723)	(52,616)	(370,718)	(433,064)	(33)	(46)	(1,133)	(3,975)	(1,074,481)	(1,832,503)
(8,116)	(8,481)	(26,992)	(27,486)	(1)	(1)	(4)	(4)	(93,197)	(188,618)
28,777	(43,092)	(180,906)	149,006	1	—	—	47	(11,647,232)	(2,437,314)
(31,062)	(104,189)	(578,316)	(310,933)	(33)	(47)	(1,137)	(3,932)	(12,799,327)	(4,452,427)
22,509	(182,206)	300,631	(1,898,443)	267	(1,562)	(861)	(4,987)	(10,768,924)	(8,799,423)
666,126	848,332	2,988,273	4,886,716	4,210	5,772	4,557	9,544	12,268,769	21,068,192
$688,635	$666,126	$3,288,904	$2,988,273	$4,477	$4,210	$3,696	$4,557	$1,499,845	$12,268,769

3,109	1,692	5,507	26,801	—	—	—	—	12,218	91,923
(4,652)	(7,329)	(28,968)	(34,793)	(2)	(3)	(119)	(402)	(526,277)	(288,213)
(1,543)	(5,637)	(23,461)	(7,992)	(2)	(3)	(119)	(402)	(514,059)	(196,290)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Allspring Variable Trust		American Century Variable Portfolios II, Inc.

	Invesco V.I. Main Street Small Cap Fund® — Series II shares		Allspring VT Discovery All Cap Growth Fund — Class 2		VP Inflation Protection Fund — Class II

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(7,908)	$(20,281)	$(6,789)	$(6,922)	$45,519	$94,617
Net realized gain (loss) on investments	22,910	84,426	(7,519)	(2,427)	(66,284)	(32,968)
Change in unrealized appreciation (depreciation) on investments	179,253	(551,072)	86,003	(321,164)	62,974	(541,779)
Capital gain distributions	—	160,376	45,047	100,526	—	14,029
Increase (decrease) in net assets from operations	194,255	(326,551)	116,742	(229,987)	42,209	(466,101)

From capital transactions (note 4):
Net premiums	—	560	—	—	8,086	1,093
Transfers for contract benefits and terminations	(113,846)	(124,121)	(8,201)	(7,849)	(363,388)	(349,859)
Administrative expenses	(6,370)	(6,594)	(2,201)	(2,097)	(33,293)	(28,162)
Transfers between subaccounts (including fixed account), net	(15,020)	(227,805)	(6,577)	23,946	280,021	662,590
Increase (decrease) in net assets from capital transactions	(135,236)	(357,960)	(16,979)	14,000	(108,574)	285,662
Increase (decrease) in net assets	59,019	(684,511)	99,763	(215,987)	(66,365)	(180,439)
Net assets at beginning of year	1,269,216	1,953,727	382,239	598,226	2,933,801	3,114,240
Net assets at end of year	$1,328,235	$1,269,216	$482,002	$382,239	$2,867,436	$2,933,801

Change in units (note 5):
Units purchased	2,356	1,924	282	912	41,903	107,354
Units redeemed	(5,288)	(9,369)	(714)	(536)	(51,250)	(84,312)
Net increase (decrease) in units from capital transactions with contract owners	(2,932)	(7,445)	(432)	376	(9,347)	23,042

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

American Century Variable Portfolios, Inc.								BNY Mellon

VP Disciplined Core Value Fund — Class I		VP International Fund — Class I		VP Ultra® Fund — Class I		VP Value Fund — Class I		BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(640)	$(63)	$(1,231)	$(737)	$(7,100)	$(7,658)	$2,653	$1,606	$(128)	$(142)
(19,931)	(6,308)	(2,665)	(6,782)	5,864	(1,492)	22,361	5,684	(10)	(135)
32,987	(66,886)	18,869	(74,348)	120,707	(249,960)	(26,270)	(31,830)	2,309	(7,174)
—	44,280	—	26,199	30,970	52,822	30,640	27,005	539	4,342
12,416	(28,977)	14,973	(55,668)	150,441	(206,288)	29,384	2,465	2,710	(3,109)

—	—	—	—	—	—	—	—	—	—
(13,420)	(36,967)	(16,602)	(22,607)	(2,095)	(9,490)	(80,384)	(25,720)	—	—
(56)	(97)	(58)	(62)	(220)	(222)	(329)	(318)	(24)	(21)
(239,745)	130,096	73,239	18,443	(13,953)	(47,132)	78,941	110,177	229	(1,069)
(253,221)	93,032	56,579	(4,226)	(16,268)	(56,844)	(1,772)	84,139	205	(1,090)
(240,805)	64,055	71,552	(59,894)	134,173	(263,132)	27,612	86,604	2,915	(4,199)
282,726	218,671	149,027	208,921	370,086	633,218	448,071	361,467	16,173	20,372
$41,921	$282,726	$220,579	$149,027	$504,259	$370,086	$475,683	$448,071	$19,088	$16,173

1,249	7,515	5,654	2,841	39	907	3,897	6,802	6	1
(12,010)	(3,643)	(2,237)	(3,494)	(327)	(2,664)	(3,277)	(3,037)	(1)	(30)
(10,761)	3,872	3,417	(653)	(288)	(1,757)	620	3,765	5	(29)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	BNY Mellon (continued)				BlackRock Variable Series Funds, Inc.

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares		BNY Mellon Variable Investment Fund — Government Money Market Portfolio		BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(7,344)	$(1,001)	$12,086	$(2,056)	$411	$17
Net realized gain (loss) on investments	(279)	7,259	—	—	(16,388)	(9,830)
Change in unrealized appreciation (depreciation) on investments	54,680	(49,542)	—	—	47,373	(39,403)
Capital gain distributions	9,330	9,314	—	—	—	3,380
Increase (decrease) in net assets from operations	56,387	(33,970)	12,086	(2,056)	31,396	(45,836)

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(44,599)	(50,678)	(15,502)	(65,230)	(27,250)	(9,044)
Administrative expenses	(147)	(8)	(212)	(216)	(364)	(533)
Transfers between subaccounts (including fixed account), net	831,007	(132)	916	9,817	(512)	363
Increase (decrease) in net assets from capital transactions	786,261	(50,818)	(14,798)	(55,629)	(28,126)	(9,214)
Increase (decrease) in net assets	842,648	(84,788)	(2,712)	(57,685)	3,270	(55,050)
Net assets at beginning of year	73,314	158,102	403,916	461,601	201,216	256,266
Net assets at end of year	$915,962	$73,314	$401,204	$403,916	$204,486	$201,216

Change in units (note 5):
Units purchased	30,362	3	1,168	17,585	101	167
Units redeemed	(2,335)	(1,910)	(2,804)	(23,868)	(1,147)	(469)
Net increase (decrease) in units from capital transactions with contract owners	28,027	(1,907)	(1,636)	(6,283)	(1,046)	(302)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

BlackRock Variable Series Funds, Inc. (continued)						Columbia Funds Variable Series Trust II

BlackRock Basic Value V.I. Fund — Class III Shares		BlackRock Global Allocation V.I. Fund — Class III Shares		BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares		CTIVP® — Principal Blue Chip Growth Fund — Class 1		Columbia Variable Portfolio — Overseas Core Fund — Class 2

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(4,482)	$(26,219)	$175,279	$(623,932)	$(2,178)	$(2,051)	$(160,456)	$(72,667)	$2,019	$(28,278)
(101,371)	(249,141)	(701,897)	(914,104)	586	254	323,570	68,242	(48,569)	(114,448)
374,559	(273,877)	3,420,338	(6,082,219)	52,913	(74,171)	2,738,234	(987,569)	435,167	(543,455)
108,776	294,606	—	527,161	2,483	7,449	—	—	—	198,388
377,482	(254,631)	2,893,720	(7,093,094)	53,804	(68,519)	2,901,348	(991,994)	388,617	(487,793)

3,798	1,192	—	71,845	—	—	13,470	1,316	3,798	951
(283,378)	(378,524)	(3,177,287)	(3,244,207)	(430)	(533)	(1,090,285)	(519,965)	(316,201)	(336,169)
(40,608)	(49,606)	(488,931)	(512,098)	(61)	(53)	(141,105)	(57,989)	(36,231)	(32,315)
19,619	(1,285,278)	(134,078)	(478,549)	(3,398)	5,090	3,344,490	7,017,527	(3,131)	652,539
(300,569)	(1,712,216)	(3,800,296)	(4,163,009)	(3,889)	4,504	2,126,570	6,440,889	(351,765)	285,006
76,913	(1,966,847)	(906,576)	(11,256,103)	49,915	(64,015)	5,027,918	5,448,895	36,852	(202,787)
2,721,744	4,688,591	30,035,951	41,292,054	108,720	172,735	7,407,881	1,958,986	3,050,932	3,253,719
$2,798,657	$2,721,744	$29,129,375	$30,035,951	$158,635	$108,720	$12,435,799	$7,407,881	$3,087,784	$3,050,932

17,365	17,510	38,890	102,113	2	148	249,169	401,955	26,125	97,545
(32,112)	(106,243)	(285,416)	(383,220)	(94)	(33)	(155,740)	(61,893)	(54,023)	(69,526)
(14,747)	(88,733)	(246,526)	(281,107)	(92)	115	93,429	340,062	(27,898)	28,019

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II

	DWS Capital Growth VIP — Class B Shares		DWS CROCI® U.S. VIP — Class B Shares		DWS Small Mid Cap Value VIP — Class B Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(3,069)	$(2,464)	$(239)	$160	$(596)	$(871)
Net realized gain (loss) on investments	(577)	(2,263)	644	6,819	(109)	(44)
Change in unrealized appreciation (depreciation) on investments	43,162	(58,843)	26,127	(54,535)	7,119	(15,687)
Capital gain distributions	5,693	16,284	—	3,444	2,929	1,141
Increase (decrease) in net assets from operations	45,209	(47,286)	26,532	(44,112)	9,343	(15,461)

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(40,337)	(20,139)	(3,821)	(8,917)	(194)	(273)
Administrative expenses	(76)	(63)	(162)	(178)	(34)	(36)
Transfers between subaccounts (including fixed account), net	41,844	88,714	192	(72,499)	25	70
Increase (decrease) in net assets from capital transactions	1,431	68,512	(3,791)	(81,594)	(203)	(239)
Increase (decrease) in net assets	46,640	21,226	22,741	(125,706)	9,140	(15,700)
Net assets at beginning of year	148,133	126,907	145,167	270,873	72,914	88,614
Net assets at end of year	$194,773	$148,133	$167,908	$145,167	$82,054	$72,914

Change in units (note 5):
Units purchased	2,253	3,724	50	444	8	4
Units redeemed	(2,331)	(1,413)	(289)	(6,372)	(13)	(10)
Net increase (decrease) in units from capital transactions with contract owners	(78)	2,311	(239)	(5,928)	(5)	(6)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Eaton Vance Variable Trust		Federated Hermes Insurance Series

VT Floating — Rate Income Fund		Federated Hermes High Income Bond Fund II — Primary Shares		Federated Hermes High Income Bond Fund II — Service Shares		Federated Hermes Kaufmann Fund II — Service Shares		Federated Hermes Managed Volatility Fund II — Primary Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$202,601	$86,031	$10	$12	$26,417	$27,224	$(30,861)	$(36,900)	$171	$190
(23,956)	(37,557)	(5)	(16)	(12,623)	(12,769)	(124,699)	(102,804)	(1,630)	(1,001)
101,327	(139,260)	18	(39)	52,517	(120,156)	477,912	(751,932)	3,292	(15,566)
—	—	—	—	—	—	—	208,118	—	9,453
279,972	(90,786)	23	(43)	66,311	(105,701)	322,352	(683,518)	1,833	(6,924)

8,086	938	—	—	624	624	3,423	566	—	—
(372,067)	(302,490)	—	—	(47,815)	(31,431)	(179,563)	(187,065)	(8,797)	(11,506)
(37,970)	(29,419)	(1)	(1)	(1,578)	(1,633)	(22,106)	(24,585)	(31)	(29)
51,383	1,190,969	(19)	(67)	(1,643)	(18,194)	(2,364,483)	1,842,577	578	678
(350,568)	859,998	(20)	(68)	(50,412)	(50,634)	(2,562,729)	1,631,493	(8,250)	(10,857)
(70,596)	769,212	3	(111)	15,899	(156,335)	(2,240,377)	947,975	(6,417)	(17,781)
3,178,137	2,408,925	213	324	643,993	800,328	2,862,081	1,914,106	31,586	49,367
$3,107,541	$3,178,137	$216	$213	$659,892	$643,993	$621,704	$2,862,081	$25,169	$31,586

31,831	147,776	—	—	370	352	9,104	109,296	31	34
(58,049)	(76,467)	(1)	(3)	(2,554)	(2,576)	(132,696)	(23,919)	(470)	(597)
(26,218)	71,309	(1)	(3)	(2,184)	(2,224)	(123,592)	85,377	(439)	(563)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund

	VIP Asset ManagerSM Portfolio — Initial Class		VIP Asset ManagerSM Portfolio — Service Class 2		VIP Balanced Portfolio — Service Class 2

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$1,015	$698	$234	$114	$(24,760)	$(54,684)
Net realized gain (loss) on investments	(161)	(68)	(124)	(148)	102,103	129,197
Change in unrealized appreciation (depreciation) on investments	9,310	(28,400)	3,602	(11,229)	601,041	(1,746,992)
Capital gain distributions	1,107	7,371	454	3,002	195,263	357,766
Increase (decrease) in net assets from operations	11,271	(20,399)	4,166	(8,261)	873,647	(1,314,713)

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(3,850)	(3,888)	(2,199)	(2,231)	(516,695)	(613,898)
Administrative expenses	(44)	(55)	(95)	(93)	(51,247)	(54,123)
Transfers between subaccounts (including fixed account), net	(47)	1	(70)	452	(145,438)	123,072
Increase (decrease) in net assets from capital transactions	(3,941)	(3,942)	(2,364)	(1,872)	(713,380)	(544,949)
Increase (decrease) in net assets	7,330	(24,341)	1,802	(10,133)	160,267	(1,859,662)
Net assets at beginning of year	102,424	126,765	39,817	49,950	4,943,357	6,803,019
Net assets at end of year	$109,754	$102,424	$41,619	$39,817	$5,103,624	$4,943,357

Change in units (note 5):
Units purchased	—	—	9	27	3,608	16,300
Units redeemed	(174)	(176)	(137)	(133)	(36,483)	(40,099)
Net increase (decrease) in units from capital transactions with contract owners	(174)	(176)	(128)	(106)	(32,875)	(23,799)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Initial Class		VIP Contrafund® Portfolio — Service Class 2		VIP Dynamic Capital Appreciation Portfolio — Service Class 2		VIP Equity-Income PortfolioSM — Initial Class		VIP Equity-Income PortfolioSM — Service Class 2

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(6,073)	$(6,775)	$(182,615)	$(139,450)	$(452)	$(503)	$1,377	$1,136	$(20,519)	$8,933
16,708	38,738	277,231	413,389	189	1,955	731	2,194	229,194	118,548
146,846	(325,239)	2,696,294	(4,376,514)	5,930	(15,507)	12,854	(29,246)	43,036	(582,589)
23,189	33,666	596,246	529,820	1,519	4,932	7,364	8,486	68,145	173,461
180,670	(259,610)	3,387,156	(3,572,755)	7,186	(9,123)	22,326	(17,430)	319,856	(281,647)

—	—	5,398	2,596	—	—	—	—	3,423	1,196
(53,269)	(84,002)	(1,594,957)	(1,358,574)	—	(9,196)	(6,861)	(14,408)	(492,249)	(496,687)
(431)	(413)	(154,370)	(83,376)	(83)	(92)	(61)	(63)	(36,135)	(39,803)
(99)	(28,905)	8,464,224	1,609,047	(545)	367	(13)	(36)	(2,391,529)	812,768
(53,799)	(113,320)	6,720,295	169,693	(628)	(8,921)	(6,935)	(14,507)	(2,916,490)	277,474
126,871	(372,930)	10,107,451	(3,403,062)	6,558	(18,044)	15,391	(31,937)	(2,596,634)	(4,173)
589,355	962,285	9,703,821	13,106,883	27,198	45,242	251,346	283,283	4,966,323	4,970,496
$716,226	$589,355	$19,811,272	$9,703,821	$33,756	$27,198	$266,737	$251,346	$2,369,689	$4,966,323

—	993	356,509	111,133	2	29	—	—	17,275	102,118
(908)	(3,205)	(110,660)	(76,484)	(21)	(212)	(208)	(427)	(155,965)	(80,807)
(908)	(2,212)	245,849	34,649	(19)	(183)	(208)	(427)	(138,690)	21,311

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth & Income Portfolio — Initial Class		VIP Growth & Income Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Initial Class

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$349	$688	$(652)	$(1,277)	$(1,162)	$(1,420)
Net realized gain (loss) on investments	18,307	10,359	23,607	45,893	15,391	1,228
Change in unrealized appreciation (depreciation) on investments	12,059	(34,291)	43,015	(101,747)	16,384	(74,286)
Capital gain distributions	8,914	5,281	21,807	12,167	—	19,756
Increase (decrease) in net assets from operations	39,629	(17,963)	87,777	(44,964)	30,613	(54,722)

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(53,466)	(27,824)	(55,606)	(83,722)	(44,659)	(2,544)
Administrative expenses	(120)	(109)	(3,759)	(3,983)	(58)	(56)
Transfers between subaccounts (including fixed account), net	(511)	(232)	(9,682)	(47,054)	(167)	1
Increase (decrease) in net assets from capital transactions	(54,097)	(28,165)	(69,047)	(134,759)	(44,884)	(2,599)
Increase (decrease) in net assets	(14,468)	(46,128)	18,730	(179,723)	(14,271)	(57,321)
Net assets at beginning of year	261,000	307,128	564,615	744,338	84,146	141,467
Net assets at end of year	$246,532	$261,000	$583,345	$564,615	$69,875	$84,146

Change in units (note 5):
Units purchased	2	—	482	689	—	—
Units redeemed	(1,481)	(788)	(3,051)	(5,399)	(984)	(59)
Net increase (decrease) in units from capital transactions with contract owners	(1,479)	(788)	(2,569)	(4,710)	(984)	(59)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Growth Opportunities Portfolio — Service Class 2		VIP Growth Portfolio — Initial Class		VIP Growth Portfolio — Service Class 2		VIP Investment Grade Bond Portfolio — Service Class 2		VIP Mid Cap Portfolio — Service Class 2

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(3,750)	$(3,930)	$(6,671)	$(4,113)	$(12,866)	$(10,126)	$(5,928)	$(477)	$(38,319)	$(46,289)
(15,493)	(11,052)	41,328	5,807	16,145	13,722	(593,870)	(587,551)	1,824	9,347
106,697	(163,223)	94,233	(200,307)	196,754	(329,572)	756,054	(1,151,468)	341,363	(881,056)
—	48,631	20,549	37,929	39,756	63,323	—	463,149	91,603	236,116
87,454	(129,574)	149,439	(160,684)	239,789	(262,653)	156,256	(1,276,347)	396,471	(681,882)

—	420	—	—	—	1,000	16,761	2,289	624	1,184
(15,513)	(14,036)	(121,535)	(21,504)	(25,389)	(45,592)	(544,398)	(840,840)	(245,655)	(231,421)
(3,719)	(3,616)	(151)	(149)	(523)	(529)	(66,921)	(106,106)	(10,908)	(11,121)
(33,828)	49,184	(17)	(8)	(19,707)	(197)	(2,354,230)	(2,093,084)	(17,448)	(79,876)
(53,060)	31,952	(121,703)	(21,661)	(45,619)	(45,318)	(2,948,788)	(3,037,741)	(273,387)	(321,234)
34,394	(97,622)	27,736	(182,345)	194,170	(307,971)	(2,792,532)	(4,314,088)	123,084	(1,003,116)
224,204	321,826	451,517	633,862	722,718	1,030,689	5,452,683	9,766,771	3,230,274	4,233,390
$258,598	$224,204	$479,253	$451,517	$916,888	$722,718	$2,660,151	$5,452,683	$3,353,358	$3,230,274

292	1,615	—	—	91	185	56,506	86,025	4,831	2,780
(1,483)	(829)	(2,229)	(486)	(1,173)	(1,438)	(301,926)	(327,823)	(10,878)	(11,030)
(1,191)	786	(2,229)	(486)	(1,082)	(1,253)	(245,420)	(241,798)	(6,047)	(8,250)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)				Franklin Templeton Variable Insurance Products Trust

	VIP Overseas Portfolio — Initial Class		VIP Value Strategies Portfolio — Service Class 2		Franklin Allocation VIP Fund — Class 2 Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(387)	$(352)	$(366)	$(419)	$(21,618)	$(8,570)
Net realized gain (loss) on investments	352	243	688	1,152	(251,656)	(500,212)
Change in unrealized appreciation (depreciation) on investments	19,254	(36,538)	7,585	(8,883)	888,301	(1,728,764)
Capital gain distributions	306	995	2,203	2,627	103,429	722,881
Increase (decrease) in net assets from operations	19,525	(35,652)	10,110	(5,523)	718,456	(1,514,665)

From capital transactions (note 4):
Net premiums	—	—	—	—	100	700
Transfers for contract benefits and terminations	—	—	(1,350)	(5,124)	(487,609)	(696,919)
Administrative expenses	(38)	(40)	(281)	(294)	(80,079)	(86,714)
Transfers between subaccounts (including fixed account), net	(204)	(121)	(463)	(2,015)	(10,167)	(600,504)
Increase (decrease) in net assets from capital transactions	(242)	(161)	(2,094)	(7,433)	(577,755)	(1,383,437)
Increase (decrease) in net assets	19,283	(35,813)	8,016	(12,956)	140,701	(2,898,102)
Net assets at beginning of year	103,778	139,591	54,364	67,320	6,060,044	8,958,146
Net assets at end of year	$123,061	$103,778	$62,380	$54,364	$6,200,745	$6,060,044

Change in units (note 5):
Units purchased	—	—	73	54	6,476	18,313
Units redeemed	(11)	(9)	(149)	(302)	(47,539)	(116,055)
Net increase (decrease) in units from capital transactions with contract owners	(11)	(9)	(76)	(248)	(41,063)	(97,742)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Franklin Templeton Variable Insurance Products Trust (continued)

Franklin Income VIP Fund — Class 2 Shares		Franklin Large Cap Growth VIP Fund — Class 2 Shares		Franklin Mutual Shares VIP Fund — Class 2 Shares		Templeton Foreign VIP Fund — Class 1 Shares		Templeton Foreign VIP Fund — Class 2 Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$736,201	$776,706	$(4,166)	$(5,820)	$7,677	$(109,241)	$—	$—	$3,288	$4,084
(241,829)	248,197	(36,772)	(8,164)	(112,189)	(1,137,380)	—	—	(697)	(14,403)
(515,225)	(3,691,629)	119,535	(232,000)	208,565	(813,056)	—	—	31,454	(18,056)
1,442,179	531,195	8,804	77,589	294,456	420,643	—	—	—	—
1,421,326	(2,135,531)	87,401	(168,395)	398,509	(1,639,034)	—	—	34,045	(28,375)

300	331	—	—	3,798	3,752	—	—	—	—
(2,779,338)	(2,856,296)	(78,804)	(19,889)	(347,990)	(1,126,674)	—	—	(5,117)	(8,486)
(205,954)	(228,619)	(170)	(176)	(38,755)	(136,029)	—	—	(157)	(154)
181,941	(2,653,717)	(144,216)	94,290	56,531	(12,430,346)	—	—	(2,596)	(69,571)
(2,803,051)	(5,738,301)	(223,190)	74,225	(326,416)	(13,689,297)	—	—	(7,870)	(78,211)
(1,381,725)	(7,873,832)	(135,789)	(94,170)	72,093	(15,328,331)	—	—	26,175	(106,586)
23,914,440	31,788,272	331,470	425,640	3,463,890	18,792,221	—	—	184,195	290,781
$22,532,715	$23,914,440	$195,681	$331,470	$3,535,983	$3,463,890	$—	$—	$210,370	$184,195

61,299	55,483	427	4,546	29,370	56,696	—	—	28	1,182
(226,298)	(392,268)	(7,925)	(1,731)	(48,469)	(974,013)	—	—	(425)	(8,819)
(164,999)	(336,785)	(7,498)	2,815	(19,099)	(917,317)	—	—	(397)	(7,637)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)				Goldman Sachs Variable Insurance Trust

	Templeton Global Bond VIP Fund — Class 1 Shares		Templeton Growth VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(419)	$(492)	$7,528	$(7,650)	$192,018	$(4,537)
Net realized gain (loss) on investments	(780)	(1,384)	(1,225)	(31,302)	—	—
Change in unrealized appreciation (depreciation) on investments	1,832	(512)	69,065	(47,687)	—	—
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	633	(2,388)	75,368	(86,639)	192,018	(4,537)

From capital transactions (note 4):
Net premiums	—	—	100	700	156,667	10,725
Transfers for contract benefits and terminations	(3,430)	(6,206)	(7,892)	(40,432)	(5,154,792)	(6,409,225)
Administrative expenses	(4)	(8)	(3,324)	(3,496)	(25,626)	(26,160)
Transfers between subaccounts (including fixed account), net	(121)	(55)	(12,155)	(185,778)	2,562,848	8,860,803
Increase (decrease) in net assets from capital transactions	(3,555)	(6,269)	(23,271)	(229,006)	(2,460,903)	2,436,143
Increase (decrease) in net assets	(2,922)	(8,657)	52,097	(315,645)	(2,268,885)	2,431,606
Net assets at beginning of year	33,559	42,216	406,100	721,745	8,031,159	5,599,553
Net assets at end of year	$30,637	$33,559	$458,197	$406,100	$5,762,274	$8,031,159

Change in units (note 5):
Units purchased	—	6	644	2,985	504,052	1,318,811
Units redeemed	(228)	(405)	(2,589)	(23,350)	(772,963)	(1,046,286)
Net increase (decrease) in units from capital transactions with contract owners	(228)	(399)	(1,945)	(20,365)	(268,911)	272,525

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Goldman Sachs Variable Insurance Trust (continued)				Janus Aspen Series

Goldman Sachs Large Cap Value Fund — Institutional Shares		Goldman Sachs Mid Cap Value Fund — Institutional Shares		Janus Henderson Balanced Portfolio — Institutional Shares		Janus Henderson Balanced Portfolio — Service Shares		Janus Henderson Enterprise Portfolio — Institutional Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$617	$(53)	$(1,197)	$(2,628)	$3,922	$(253)	$(1,046)	$(56,625)	$(8,503)	$(7,287)
(717)	(193)	(71)	7,768	39,370	44,618	278,526	579,492	8,773	21,084
3,211	(27,219)	19,962	(92,346)	33,565	(199,387)	577,783	(2,514,650)	56,870	(270,474)
14,030	14,854	6,500	41,518	—	18,853	—	224,330	46,841	114,456
17,141	(12,611)	25,194	(45,688)	76,857	(136,169)	855,263	(1,767,453)	103,981	(142,221)

—	—	300	331	—	—	2,000	1,000	—	—
(2,296)	—	(24,486)	(68,365)	(115,592)	(32,759)	(647,322)	(1,281,551)	(38,021)	(40,594)
(9)	(9)	(166)	(160)	(570)	(579)	(78,115)	(84,108)	(422)	(441)
1	(1)	426	(797)	(160)	(67,817)	(114,036)	(56,925)	15	(322)
(2,304)	(10)	(23,926)	(68,991)	(116,322)	(101,155)	(837,473)	(1,421,584)	(38,428)	(41,357)
14,837	(12,621)	1,268	(114,679)	(39,465)	(237,324)	17,790	(3,189,037)	65,553	(183,578)
151,691	164,312	270,891	385,570	590,447	827,771	6,970,819	10,159,856	651,321	834,899
$166,528	$151,691	$272,159	$270,891	$550,982	$590,447	$6,988,609	$6,970,819	$716,874	$651,321

—	—	42	22	—	421	6,947	26,627	—	929
(92)	—	(561)	(1,170)	(2,475)	(2,561)	(40,754)	(83,882)	(610)	(1,626)
(92)	—	(519)	(1,148)	(2,475)	(2,140)	(33,807)	(57,255)	(610)	(697)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Enterprise Portfolio — Service Shares		Janus Henderson Flexible Bond Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Institutional Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$ (1,299)	$(1,121)	$ (5)	$ 47	$(10,480)	$(11,655)
Net realized gain (loss) on investments	190	269	(577)	(28)	37,514	(1,844)
Change in unrealized appreciation (depreciation) on investments	7,993	(33,940)	682	(720)	244,406	(579,222)
Capital gain distributions	7,052	16,112	—	65	—	146,589
Increase (decrease) in net assets from operations	13,936	(18,680)	100	(636)	271,440	(446,132)

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(608)	—	(3,347)	(191)	(259,466)	(39,702)
Administrative expenses	(3)	(3)	(4)	(11)	(390)	(370)
Transfers between subaccounts (including fixed account), net	1,420	(1,643)	(47)	(1)	(1,408)	(25,459)
Increase (decrease) in net assets from capital transactions	809	(1,646)	(3,398)	(203)	(261,264)	(65,531)
Increase (decrease) in net assets	14,745	(20,326)	(3,298)	(839)	10,176	(511,663)
Net assets at beginning of year	87,166	107,492	3,519	4,358	789,544	1,301,207
Net assets at end of year	$101,911	$87,166	$ 221	$3,519	$799,720	$ 789,544

Change in units (note 5):
Units purchased	29	2	32	—	—	532
Units redeemed	(10)	(41)	(195)	(9)	(3,443)	(1,564)
Net increase (decrease) in units from capital transactions with contract owners	19	(39)	(163)	(9)	(3,443)	(1,032)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)

Janus Henderson Forty Portfolio — Service Shares		Janus Henderson Global Research Portfolio — Institutional Shares		Janus Henderson Global Research Portfolio — Service Shares		Janus Henderson Global Technology and Innovation Portfolio — Service Shares		Janus Henderson Overseas Portfolio — Institutional Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$ (56,243)	$ (34,507)	$ (1,130)	$ 483	$ (854)	$ (138)	$—	$ (155)	$ (19)	$ 402
95,384	(6,662)	14,485	4,917	5,436	7,842	—	1,397	1,456	(46)
1,087,794	(828,129)	28,104	(85,100)	16,626	(63,154)	—	(9,585)	7,496	(13,523)
—	201,572	6,277	23,960	3,103	16,398	—	2,123	—	—
1,126,935	(667,726)	47,736	(55,740)	24,311	(39,052)	—	(6,220)	8,933	(13,167)

3,898	585	—	—	—	—	—	—	—	—
(416,929)	(206,041)	(52,707)	(12,753)	(8,679)	(37,253)	—	(9,819)	(40,302)	(6,664)
(48,046)	(24,870)	(135)	(130)	(7)	(11)	—	—	(75)	(74)
189,839	2,614,870	(64)	198	(4,335)	3,576	—	—	(172)	75
(271,238)	2,384,544	(52,906)	(12,685)	(13,021)	(33,688)	—	(9,819)	(40,549)	(6,663)
855,697	1,716,818	(5,170)	(68,425)	11,290	(72,740)	—	(16,039)	(31,616)	(19,830)
3,272,228	1,555,410	204,636	273,061	104,719	177,459	—	16,039	113,964	133,794
$4,127,925	$3,272,228	$199,466	$204,636	$116,009	$104,719	$—	$ —	$82,348	$113,964

24,802	99,822	—	6	405	171	—	—	—	1
(33,693)	(15,333)	(2,034)	(563)	(1,031)	(1,974)	—	(215)	(1,358)	(233)
(8,891)	84,489	(2,034)	(557)	(626)	(1,803)	—	(215)	(1,358)	(232)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Overseas Portfolio — Service Shares		Janus Henderson Research Portfolio — Institutional Shares		Janus Henderson Research Portfolio — Service Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$ (112)	$ 93	$ (5,306)	$ (3,000)	$(124)	$ (290)
Net realized gain (loss) on investments	1,954	432	6,554	1,588	169	5,485
Change in unrealized appreciation (depreciation) on investments	4,971	(9,614)	142,179	(245,302)	2,883	(23,896)
Capital gain distributions	—	—	—	74,454	—	6,215
Increase (decrease) in net assets from operations	6,813	(9,089)	143,427	(172,260)	2,928	(12,486)

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(6,427)	(1,247)	(37,273)	(5,057)	(553)	(28,838)
Administrative expenses	(32)	(31)	(228)	(213)	(4)	(4)
Transfers between subaccounts (including fixed account), net	(1)	(1)	(305)	(14,533)	679	445
Increase (decrease) in net assets from capital transactions	(6,460)	(1,279)	(37,806)	(19,803)	122	(28,397)
Increase (decrease) in net assets	353	(10,368)	105,621	(192,063)	3,050	(40,883)
Net assets at beginning of year	77,909	88,277	366,857	558,920	6,945	47,828
Net assets at end of year	$78,262	$77,909	$472,478	$366,857	$9,995	$ 6,945

Change in units (note 5):
Units purchased	—	—	—	6	26	14
Units redeemed	(271)	(52)	(1,034)	(633)	(19)	(1,102)
Net increase (decrease) in units from capital transactions with contract owners	(271)	(52)	(1,034)	(627)	7	(1,088)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Legg Mason Partners Variable Equity Trust								Lincoln Variable Insurance Products Trust

ClearBridge Variable Aggressive Growth Portfolio — Class II		ClearBridge Variable Dividend Strategy Portfolio — Class I		ClearBridge Variable Dividend Strategy Portfolio — Class II		ClearBridge Variable Large Cap Value Portfolio — Class I		LVIP JPMorgan Core Bond Fund — Standard Class

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(1,640)	$(2,107)	$—	$—	$ 166	$(2,018)	$ (642)	$ (574)	$ 19,228	$ 1,857
(5,136)	449	—	—	2,934	18,690	614	576	(35,498)	(36,735)
18,610	(69,921)	—	—	(7,368)	(57,203)	9,938	(25,807)	56,241	(170,707)
12,096	16,311	—	—	21,778	14,831	13,433	7,777	—	6,494
23,930	(55,268)	—	—	17,510	(25,700)	23,343	(18,028)	39,971	(199,091)

—	—	—	—	—	—	—	—	—	—
(16,498)	(9,040)	—	—	(10,869)	(61,087)	(34,437)	(11,934)	(91,192)	(154,069)
(106)	(110)	—	—	(235)	(289)	(235)	(234)	(701)	(817)
5,670	(90,180)	—	—	119	(15,314)	32	(179)	(51,576)	(11,912)
(10,934)	(99,330)	—	—	(10,985)	(76,690)	(34,640)	(12,347)	(143,469)	(166,798)
12,996	(154,598)	—	—	6,525	(102,390)	(11,297)	(30,375)	(103,498)	(365,889)
114,361	268,959	—	—	155,948	258,338	202,252	232,627	1,089,684	1,455,573
$127,357	$114,361	$—	$—	$162,473	$155,948	$190,955	$202,252	$ 986,186	$1,089,684

166	—	—	—	122	171	8	1	9,128	12,608
(477)	(2,393)	—	—	(614)	(3,563)	(2,086)	(744)	(21,012)	(27,209)
(311)	(2,393)	—	—	(492)	(3,392)	(2,078)	(743)	(11,884)	(14,601)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Lincoln Variable Insurance Products Trust (continued)

	LVIP JPMorgan Mid Cap Value Fund — Standard Class		LVIP JPMorgan Small Cap Core Fund — Standard Class		LVIP JPMorgan U.S. Equity Fund — Standard Class

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$10,218	$(3,693)	$ (329)	$(1,773)	$(3,156)	$(16,147)
Net realized gain (loss) on investments	7,062	11,307	(1,140)	533	36,389	41,020
Change in unrealized appreciation (depreciation) on investments	(10,236)	(163,378)	15,346	(68,284)	139,893	(488,214)
Capital gain distributions	44,882	89,718	1,136	32,318	47,518	181,473
Increase (decrease) in net assets from operations	51,926	(66,046)	15,013	(37,206)	220,644	(281,868)

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(37,043)	(13,805)	(21,561)	(2,064)	(87,175)	(164,482)
Administrative expenses	(420)	(416)	(70)	(61)	(318)	(441)
Transfers between subaccounts (including fixed account), net	199,956	(86,485)	5,061	5,226	(190,627)	(40,637)
Increase (decrease) in net assets from capital transactions	162,493	(100,706)	(16,570)	3,101	(278,120)	(205,560)
Increase (decrease) in net assets	214,419	(166,752)	(1,557)	(34,105)	(57,476)	(487,428)
Net assets at beginning of year	533,294	700,046	144,852	178,957	978,165	1,465,593
Net assets at end of year	$747,713	$533,294	$143,295	$144,852	$920,689	$ 978,165

Change in units (note 5):
Units purchased	12,350	359	468	176	855	5,144
Units redeemed	(1,986)	(6,061)	(901)	(102)	(8,721)	(13,373)
Net increase (decrease) in units from capital transactions with contract owners	10,364	(5,702)	(433)	74	(7,866)	(8,229)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

MFS® Variable Insurance Trust								MFS® Variable Insurance Trust II

MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Total Return Series — Service Class Shares		MFS® Utilities Series — Service Class Shares		MFS® Income Portfolio — Service Class Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$ (2,455)	$ (3,630)	$ (5,240)	$ (5,626)	$ (1,072)	$ (16,396)	$ 13,671	$ 6,429	$ 491	$ 690
7,726	29,826	(9,809)	(3,033)	10,932	104,884	11,858	133,002	(5,826)	(389)
17,056	(135,005)	56,568	(276,798)	121,215	(1,129,440)	(102,116)	(200,461)	7,212	(9,185)
12,379	39,163	—	130,310	162,897	404,391	43,509	43,413	—	481
34,706	(69,646)	41,519	(155,147)	293,972	(636,561)	(33,078)	(17,617)	1,877	(8,403)

—	—	—	—	—	—	—	—	—	—
(10,953)	(94,418)	(15,692)	(19,244)	(604,732)	(791,085)	(55,156)	(352,966)	(18,511)	(2,466)
(299)	(338)	(61)	(72)	(38,528)	(42,251)	(5,414)	(5,768)	(42)	(45)
(16,079)	(2,797)	844	1,341	62,474	(199,493)	34,740	(193,096)	—	40
(27,331)	(97,553)	(14,909)	(17,975)	(580,786)	(1,032,829)	(25,830)	(551,830)	(18,553)	(2,471)
7,375	(167,199)	26,610	(173,122)	(286,814)	(1,669,390)	(58,908)	(569,447)	(16,676)	(10,874)
224,373	391,572	334,856	507,978	4,029,685	5,699,075	810,710	1,380,157	45,493	56,367

$231,748	$224,373	$361,466	$334,856	$3,742,871	$4,029,685	$751,802	$ 810,710	$28,817	$45,493
47	379	41	128	7,727	5,179	4,222	2,124	1,437	18
(926)	(3,520)	(484)	(497)	(34,709)	(62,896)	(4,687)	(16,875)	(3,216)	(239)
(879)	(3,141)	(443)	(369)	(26,982)	(57,717)	(465)	(14,751)	(1,779)	(221)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	MFS® Variable Insurance Trust II (continued)		PIMCO Variable Insurance Trust

	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares		All Asset Portfolio — Advisor Class Shares		High Yield Portfolio — Administrative Class Shares

	Year ended December 31, 2023	Year ended December 31 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(8,691)	$(8,299)	$ 2,745	$14,404	$ 131,622	$ 103,636
Net realized gain (loss) on investments	2,001	1,708	(6,956)	(2,536)	(76,525)	(60,094)
Change in unrealized appreciation (depreciation) on investments	83,726	(188,076)	17,591	(66,722)	268,693	(399,119)
Capital gain distributions	26,835	84,280	—	19,272	—	—
Increase (decrease) in net assets from operations	103,871	(110,387)	13,380	(35,582)	323,790	(355,577)

From capital transactions (note 4):
Net premiums	—	—	—	—	7,786	606
Transfers for contract benefits and terminations	(54,614)	(98,683)	(12,224)	(7,930)	(655,015)	(306,315)
Administrative expenses	(585)	(568)	(1,645)	(1,656)	(35,069)	(25,760)
Transfers between subaccounts (including fixed account), net	(26,600)	215,107	(4,381)	(8,832)	321,663	1,227,755
Increase (decrease) in net assets from capital transactions	(81,799)	115,856	(18,250)	(18,418)	(360,635)	896,286
Increase (decrease) in net assets	22,072	5,469	(4,870)	(54,000)	(36,845)	540,709
Net assets at beginning of year	514,019	508,550	222,453	276,453	3,421,028	2,880,319
Net assets at end of year	$536,091	$514,019	$217,583	$222,453	$3,384,183	$3,421,028

Change in units (note 5):
Units purchased	494	12,175	763	315	34,137	100,501
Units redeemed	(4,164)	(6,240)	(1,831)	(1,476)	(50,443)	(41,745)
Net increase (decrease) in units from capital transactions with contract owners	(3,670)	5,935	(1,068)	(1,161)	(16,306)	58,756

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust (continued)								Rydex Variable Trust

International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares		Long-Term U.S. Government Portfolio— Administrative Class Shares		Low Duration Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares		NASDAQ — 100® Fund

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$ 67	$ (64)	$ 50,933	$ 26,433	$ 126,632	$ (13,176)	$ 177,770	$ 104,020	$ (2,430)	$ (2,658)
(62)	(1,087)	(844,094)	(764,996)	(129,413)	(263,104)	(414,685)	(985,640)	7,862	5,961
296	(1,569)	992,163	(1,986,642)	212,584	(426,859)	606,733	(1,336,132)	60,142	(90,593)
178	9	—	—	—	—	—	—	—	6,104
479	(2,711)	199,002	(2,725,205)	209,803	(703,139)	369,818	(2,217,752)	65,574	(81,186)

—	—	26,282	2,228	14,018	2,383	12,684	2,615	—	—
(532)	(14,519)	(974,671)	(895,802)	(756,972)	(865,046)	(1,430,655)	(1,186,631)	(20,532)	(27,117)
(4)	(5)	(111,769)	(100,087)	(92,637)	(108,203)	(118,577)	(138,028)	(62)	(103)
274	(313)	460,994	3,718,606	838,732	(2,384,657)	3,188,453	(3,898,645)	(231)	1,921
(262)	(14,837)	(599,164)	2,724,945	3,141	(3,355,523)	1,651,905	(5,220,689)	(20,825)	(25,299)
217	(17,548)	(400,162)	(260)	212,944	(4,058,662)	2,021,723	(7,438,441)	44,749	(106,485)
6,759	24,307	7,771,422	7,771,682	6,697,755	10,756,417	8,500,180	15,938,621	134,541	241,026
$6,976	$ 6,759	$7,371,260	$7,771,422	$6,910,699	$6,697,755	$10,521,903	$8,500,180	$179,290	$134,541

16	13	139,842	324,469	168,843	112,961	299,064	104,032	28	59
(31)	(929)	(179,891)	(146,932)	(168,330)	(424,935)	(160,249)	(484,334)	(446)	(635)
(15)	(916)	(40,049)	177,537	513	(311,974)	138,815	(380,302)	(418)	(576)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	State Street Variable Insurance Series Funds, Inc.

	Income V.I.S. Fund — Class 1 Shares		Premier Growth Equity V.I.S. Fund — Class 1 Shares		Real Estate Securities V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$1,385	$3,225	$(7,298)	$(7,441)	$62,668	$16,662
Net realized gain (loss) on investments	(7,608)	(12,110)	1,967	5,832	(179,368)	(31,996)
Change in unrealized appreciation (depreciation) on investments	15,667	(68,356)	153,042	(234,697)	568,561	(1,004,772)
Capital gain distributions	—	4,580	10,167	49,826	—	442,516
Increase (decrease) in net assets from operations	9,444	(72,661)	157,878	(186,480)	451,861	(577,590)

From capital transactions (note 4):
Net premiums	50	350	—	—	4,673	1,476
Transfers for contract benefits and terminations	(26,733)	(54,265)	(85,885)	(29,440)	(468,955)	(256,721)
Administrative expenses	(2,404)	(2,650)	(157)	(156)	(57,980)	(20,137)
Transfers between subaccounts (including fixed account), net	14,405	(1,546)	(4,023)	(1,731)	3,188,196	2,567,212
Increase (decrease) in net assets from capital transactions	(14,682)	(58,111)	(90,065)	(31,327)	2,665,934	2,291,830
Increase (decrease) in net assets	(5,238)	(130,772)	67,813	(217,807)	3,117,795	1,714,240
Net assets at beginning of year	336,565	467,337	397,868	615,675	3,089,495	1,375,255
Net assets at end of year	$331,327	$336,565	$465,681	$397,868	$6,207,290	$3,089,495

Change in units (note 5):
Units purchased	2,062	2,315	48	108	192,634	132,691
Units redeemed	(3,310)	(6,938)	(2,294)	(820)	(62,861)	(19,565)
Net increase (decrease) in units from capital transactions with contract owners	(1,248)	(4,623)	(2,246)	(712)	129,773	113,126

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

State Street Variable Insurance Series Funds, Inc. (continued)

S&P 500® Index V.I.S. Fund — Class 1 Shares		Small-Cap Equity V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 3 Shares		U.S. Equity V.I.S. Fund — Class 1 Shares

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(14,787)	$(14,431)	$(13,698)	$(20,080)	$52,366	$(50,811)	$(7,991)	$(624,872)	$(4,473)	$(8,804)
225,827	298,299	(27,812)	(11,039)	(123,292)	(156,324)	(1,044,189)	(1,440,548)	11,619	38,397
825,894	(2,445,880)	65,375	(295,259)	1,004,223	(1,495,371)	5,118,120	(7,071,140)	61,048	(270,523)
188,741	719,983	71,068	59,845	—	114,654	—	556,220	24,793	54,901
1,225,675	(1,442,029)	94,933	(266,533)	933,297	(1,587,852)	4,065,940	(8,580,340)	92,987	(186,029)

—	—	—	—	29,372	35,090	3,000	80,845	—	—
(740,196)	(549,924)	(298,679)	(344,421)	(509,673)	(432,082)	(3,905,899)	(4,151,259)	(243,785)	(320,009)
(5,826)	(5,989)	(2,744)	(2,718)	(2,309)	(2,341)	(359,919)	(393,092)	(362)	(372)
(161,687)	(103,609)	1,977	(15,540)	21,173	48,069	(754,052)	(1,009,510)	574	188
(907,709)	(659,522)	(299,446)	(362,679)	(461,437)	(351,264)	(5,016,870)	(5,473,016)	(243,573)	(320,193)
317,966	(2,101,551)	(204,513)	(629,212)	471,860	(1,939,116)	(950,930)	(14,053,356)	(150,586)	(506,222)
5,427,793	7,529,344	1,034,970	1,664,182	7,087,222	9,026,338	34,114,569	48,167,925	520,488	1,026,710
$5,745,759	$5,427,793	$830,457	$1,034,970	$7,559,082	$7,087,222	$33,163,639	$34,114,569	$369,902	$520,488

716	8,949	940	824	6,646	19,253	49,470	181,297	71	109
(24,899)	(28,014)	(9,596)	(10,478)	(29,552)	(36,387)	(425,198)	(591,759)	(7,359)	(9,888)
(24,183)	(19,065)	(8,656)	(9,654)	(22,906)	(17,134)	(375,728)	(410,462)	(7,288)	(9,779)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	The Alger Portfolios				The Prudential Series Fund

	Alger Large Cap Growth Portfolio — Class I-2 Shares		Alger Small Cap Growth Portfolio — Class I-2 Shares		PSF Natural Resources Portfolio — Class II Shares

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(3,251)	$(3,480)	$(1,030)	$(1,178)	$(22,348)	$(6,761)
Net realized gain (loss) on investments	(718)	1,850	(2,293)	(1,886)	24,634	69,819
Change in unrealized appreciation (depreciation) on investments	64,881	(151,488)	13,642	(56,153)	(31,910)	20,069
Capital gain distributions	—	11,094	—	12,978	—	—
Increase (decrease) in net assets from operations	60,912	(142,024)	10,319	(46,239)	(29,624)	83,127

From capital transactions (note 4):
Net premiums	—	—	—	—	775	1,101
Transfers for contract benefits and terminations	(1,007)	(2,419)	(2,519)	(7,345)	(162,815)	(21,037)
Administrative expenses	(47)	(53)	(75)	(76)	(18,313)	(4,097)
Transfers between subaccounts (including fixed account), net	1	(57,349)	(44)	339	2,469,798	(142,396)
Increase (decrease) in net assets from capital transactions	(1,053)	(59,821)	(2,638)	(7,082)	2,289,445	(166,429)
Increase (decrease) in net assets	59,859	(201,845)	7,681	(53,321)	2,259,821	(83,302)
Net assets at beginning of year	197,850	399,695	70,309	123,630	376,544	459,846
Net assets at end of year	$257,709	$197,850	$77,990	$70,309	$2,636,365	$376,544

Change in units (note 5):
Units purchased	—	25	—	3	294,931	4,566
Units redeemed	(28)	(1,458)	(92)	(202)	(41,506)	(22,156)
Net increase (decrease) in units from capital transactions with contract owners	(28)	(1,433)	(92)	(199)	253,425	(17,590)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

The Prudential Series Fund (continued)

PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares		PSF PGIM Jennison Growth Portfolio — Class II Shares

Period from December 08 to December 31, 2023	Period from January 1 to December 08, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(179)	$(2,684)	$(3,005)	$(6,824)	$(6,421)
765	144,622	9,116	5,751	4,804
6,984	(100,084)	(72,495)	170,534	(213,272)
—	—	—	—	—
7,570	41,854	(66,384)	169,461	(214,889)

—	—	—	—	—
(30)	(5,511)	(7,120)	(2,034)	(1,730)
(110)	(932)	(1,016)	(853)	(710)
201,484	(219,420)	10,999	(1)	1
201,344	(225,863)	2,863	(2,888)	(2,439)
208,914	(184,009)	(63,521)	166,573	(217,328)
—	184,009	247,530	336,684	554,012
$208,914	$—	$184,009	$503,257	$336,684

36,385	85	534	—	—
(16,252)	(5,009)	(435)	(46)	(45)
20,133	(4,924)	99	(46)	(45)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements

December 31, 2023

(1)	Description of Entity

Genworth Life of New York VA Separate Account 1 (the “Separate Account”) is a separate investment account established on April 1, 1996, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is a stock life insurance company incorporated under the laws of New York on February 23, 1988. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLICNY is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. (“Genworth”).

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

Deferred annuities are intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, GLICNY continues to service its existing retained and reinsured blocks of business.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities and variable life insurance. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

During the years ended December 31, 2023 and 2022, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
AB Variable Products Series Fund, Inc. — AB VP Growth and Income Portfolio — Class B	AB Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio — Class B	April 28, 2023

Allspring Variable Trust — Allspring VT Omega Growth Fund — Class 2	Allspring Variable Trust — Allspring VT Discovery All Cap Growth Fund — Class 2	April 28, 2023

JPMorgan Insurance Trust — JPMorgan Insurance Trust Core Bond Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan Core Bond Fund — Standard Class	April 28, 2023

JPMorgan Insurance Trust — JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan Mid Cap Value Fund — Standard Class	April 28, 2023

JPMorgan Insurance Trust — JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan Small Cap Core Fund — Standard Class	April 28, 2023

JPMorgan Insurance Trust — JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan U.S. Equity Fund — Standard Class	April 28, 2023

AB Variable Products Series Fund, Inc. — AB Balanced Wealth Strategy Portfolio — Class B	AB Variable Products Series Fund, Inc. — AB VPS Balanced Hedged Allocation Portfolio — Class B	April 29, 2022

AB Variable Products Series Fund, Inc. — AB Global Thematic Growth Portfolio — Class B	AB Variable Products Series Fund, Inc. — AB VPS Sustainable Global Thematic Portfolio — Class B	April 29, 2022

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. International Growth Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. EQV International Equity Fund — Series II shares	April 29, 2022

Columbia Funds Variable Series Trust II — CTIVP® — Loomis Sayles Growth Fund — Class 1	Columbia Funds Variable Series Trust II — CTIVP® — Principal Blue Chip Growth Fund — Class 1	April 29, 2022

During the years ended December 31, 2023 and 2022, the following Portfolios were liquidated, and the Portfolio assets were reinvested in new Portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
The Prudential Series Fund — PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Blend Portfolio — Class II Shares	December 8, 2023

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Core Bond Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Core Plus Bond Fund — Series I shares	April 29, 2022

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2023 and there were no transfers between the levels during 2023.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Payments During Annuitization

Net assets allocated to the contracts in variable payout stages (“variable annuitization”) are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReadySM Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY’s General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2023 through April 18, 2024, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2023 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB VPS Balanced Hedged Allocation Portfolio — Class B	$241,415	$347,093
AB VPS International Value Portfolio — Class B	2,581,348	274,419
AB VPS Large Cap Growth Portfolio — Class B	80,659	78,704
AB VPS Relative Value Portfolio — Class B	387,055	489,171
AB VPS Small Cap Growth Portfolio — Class B	35,797	118,974
AB VPS Sustainable Global Thematic Portfolio — Class B	4,782	15,841
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares	87,006	87,935
Invesco V.I. American Franchise Fund — Series II shares	9,999	21,823
Invesco V.I. American Value Fund — Series II shares	153,730	33,706
Invesco V.I. Capital Appreciation Fund — Series I shares	38	4,876
Invesco V.I. Capital Appreciation Fund — Series II shares	131,667	184,239
Invesco V.I. Comstock Fund — Series II shares	3,753,545	429,905
Invesco V.I. Conservative Balanced Fund — Series I shares	1,833	57,726
Invesco V.I. Conservative Balanced Fund — Series II shares	83,996	332,672
Invesco V.I. Core Equity Fund — Series I shares	324,875	12,835,457
Invesco V.I. Core Plus Bond Fund — Series I shares	130,860	11,260
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	—	9,034

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	$83	$2,158
Invesco V.I. EQV International Equity Fund — Series II shares	28,982	96,617
Invesco V.I. Equity and Income Fund — Series II shares	100,624	97,699
Invesco V.I. Global Fund — Series II shares	477,243	759,504
Invesco V.I. Global Real Estate Fund — Series II shares	52	95
Invesco V.I. Global Strategic Income Fund — Series I shares	—	1,196
Invesco V.I. Main Street Fund® — Series II shares	397,698	13,209,267
Invesco V.I. Main Street Small Cap Fund® — Series II shares	82,480	224,647
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2	55,850	34,448
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II	581,048	646,723
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund — Class I	30,410	284,236
VP International Fund — Class I	90,569	35,174
VP Ultra® Fund — Class I	32,944	25,336
VP Value Fund — Class I	140,925	109,330
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	903	286
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	859,860	71,303
BNY Mellon Variable Investment Fund — Government Money Market Portfolio	28,514	31,527
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	6,253	33,868
BlackRock Basic Value V.I. Fund — Class III Shares	482,346	676,915
BlackRock Global Allocation V.I. Fund — Class III Shares	1,289,708	4,936,330
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	2,571	6,153
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1	5,386,158	3,415,549
Columbia Variable Portfolio — Overseas Core Fund — Class 2	371,308	743,571
Deutsche DWS Variable Series I
DWS Capital Growth VIP — Class B Shares	77,616	73,492
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP — Class B Shares	2,892	6,922
DWS Small Mid Cap Value VIP — Class B Shares	3,837	1,707
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	670,269	836,144
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares	13	24
Federated Hermes High Income Bond Fund II — Service Shares	44,882	68,875
Federated Hermes Kaufmann Fund II — Service Shares	176,394	2,790,908
Federated Hermes Managed Volatility Fund II — Primary Shares	1,156	9,235
Fidelity® Variable Insurance Products Fund
VIP Asset ManagerSM Portfolio — Initial Class	3,580	5,399
VIP Asset ManagerSM Portfolio — Service Class 2	1,504	3,181
VIP Balanced Portfolio — Service Class 2	349,090	890,074
VIP Contrafund® Portfolio — Initial Class	26,374	64,042
VIP Contrafund® Portfolio — Service Class 2	10,666,674	3,545,431

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
VIP Dynamic Capital Appreciation Portfolio — Service Class 2	$1,605	$1,165
VIP Equity-Income PortfolioSM — Initial Class	12,271	10,464
VIP Equity-Income PortfolioSM — Service Class 2	456,677	3,329,516
VIP Growth & Income Portfolio — Initial Class	12,867	57,700
VIP Growth & Income Portfolio — Service Class 2	41,456	88,998
VIP Growth Opportunities Portfolio — Initial Class	—	46,047
VIP Growth Opportunities Portfolio — Service Class 2	12,564	69,374
VIP Growth Portfolio — Initial Class	21,108	129,731
VIP Growth Portfolio — Service Class 2	43,017	61,726
VIP Investment Grade Bond Portfolio — Service Class 2	748,313	3,705,282
VIP Mid Cap Portfolio — Service Class 2	236,859	457,402
VIP Overseas Portfolio — Initial Class	1,516	1,838
VIP Value Strategies Portfolio — Service Class 2	4,346	4,550
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares	282,508	791,907
Franklin Income VIP Fund — Class 2 Shares	3,599,012	4,240,367
Franklin Large Cap Growth VIP Fund — Class 2 Shares	22,437	240,947
Franklin Mutual Shares VIP Fund — Class 2 Shares	802,898	826,177
Templeton Foreign VIP Fund — Class 1 Shares	—	—
Templeton Foreign VIP Fund — Class 2 Shares	6,968	11,548
Templeton Global Bond VIP Fund — Class 1 Shares	1	3,975
Templeton Growth VIP Fund — Class 2 Shares	21,875	37,618
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	4,750,544	6,952,446
Goldman Sachs Large Cap Value Fund — Institutional Shares	16,808	4,466
Goldman Sachs Mid Cap Value Fund — Institutional Shares	10,409	29,032
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	12,194	125,391
Janus Henderson Balanced Portfolio — Service Shares	285,347	1,123,848
Janus Henderson Enterprise Portfolio — Institutional Shares	47,928	48,015
Janus Henderson Enterprise Portfolio — Service Shares	8,558	1,997
Janus Henderson Flexible Bond Portfolio — Institutional Shares	666	4,069
Janus Henderson Forty Portfolio — Institutional Shares	1,377	273,122
Janus Henderson Forty Portfolio — Service Shares	842,573	1,166,243
Janus Henderson Global Research Portfolio — Institutional Shares	8,195	56,437
Janus Henderson Global Research Portfolio — Service Shares	11,614	22,389
Janus Henderson Global Technology and Innovation Portfolio — Service Shares	—	—
Janus Henderson Overseas Portfolio — Institutional Shares	1,540	42,109
Janus Henderson Overseas Portfolio — Service Shares	1,138	7,708
Janus Henderson Research Portfolio — Institutional Shares	587	43,695
Janus Henderson Research Portfolio — Service Shares	684	686
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II	17,841	18,319
ClearBridge Variable Dividend Strategy Portfolio — Class I	—	—
ClearBridge Variable Dividend Strategy Portfolio — Class II	26,549	15,591
ClearBridge Variable Large Cap Value Portfolio — Class I	15,866	37,716

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Lincoln Variable Insurance Products Trust
LVIP JPMorgan Core Bond Fund — Standard Class	$149,596	$273,901
LVIP JPMorgan Mid Cap Value Fund — Standard Class	277,955	60,240
LVIP JPMorgan Small Cap Core Fund — Standard Class	21,112	36,877
LVIP JPMorgan U.S. Equity Fund — Standard Class	91,266	324,525
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares	14,893	32,362
MFS® New Discovery Series — Service Class Shares	1,310	21,459
MFS® Total Return Series — Service Class Shares	357,719	776,608
MFS® Utilities Series — Service Class Shares	149,600	135,529
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares	16,434	34,499
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	37,463	101,066
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares	17,747	33,368
High Yield Portfolio — Administrative Class Shares	765,508	992,476
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	625	643
Long-Term U.S. Government Portfolio — Administrative Class Shares	2,063,291	2,595,907
Low Duration Portfolio — Administrative Class Shares	2,021,698	1,904,466
Total Return Portfolio — Administrative Class Shares	4,178,404	2,358,484
Rydex Variable Trust
NASDAQ — 100® Fund	1,548	24,803
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares	28,590	42,528
Premier Growth Equity V.I.S. Fund — Class 1 Shares	11,897	99,092
Real Estate Securities V.I.S. Fund — Class 1 Shares	4,079,744	1,341,710
S&P 500® Index V.I.S. Fund — Class 1 Shares	285,551	1,019,963
Small-Cap Equity V.I.S. Fund — Class 1 Shares	98,311	340,986
Total Return V.I.S. Fund — Class 1 Shares	299,052	707,690
Total Return V.I.S. Fund — Class 3 Shares	1,329,853	6,360,182
U.S. Equity V.I.S. Fund — Class 1 Shares	28,676	251,913
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares	—	4,678
Alger Small Cap Growth Portfolio — Class I-2 Shares	1	3,669
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares	2,666,547	400,057
PSF PGIM Jennison Blend Portfolio — Class II Shares	364,547	163,373
PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	2,825	231,240
PSF PGIM Jennison Growth Portfolio — Class II Shares	—	9,707

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner’s daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge (including benefit rider options)	1.00% — 2.80% of the daily value of the assets invested in each Portfolio (fund).
This charge is assessed through a reduction in unit values.

Administrative Charge This charge is assessed through a reduction in unit values.	0.15% — 0.25% of the daily value of the assets invested in each fund.

Annual Administrative Charge	$0 — $30 per contract year invested in each fund.
This charge is assessed through a redemption in units.

Surrender Charge This charge is assessed through a redemption in units.	0.00% — 9.00% on the value of the accumulation units purchased.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Bonus Credit

For certain contracts, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits. Bonus credits are amounts that are added by GLICNY to the premium payments received from contract owners.

(d) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2023 and 2022 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2023, 2022, 2021, 2020, and 2019 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

Financial highlights are only disclosed for Portfolios that were available to contract owners as of December 31, 2023. Portfolios liquidated in the current year (see note 1) are not included.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB VPS Balanced Hedged Allocation Portfolio — Class B
2023	1.45% to 2.70%	139,676	16.15 to 10.49	2,072	0.90%	11.03% to 9.63%
2022	1.45% to 2.70%	151,656	14.55 to 9.57	2,039	3.08%	(20.34)% to (21.35)%
2021	1.45% to 2.70%	172,424	18.26 to 12.17	2,930	0.26%	11.72% to 10.30%
2020	1.45% to 2.70%	193,750	16.34 to 11.03	2,956	2.15%	7.67% to 6.30%
2019	1.45% to 2.70%	211,736	15.18 to 10.38	3,016	2.23%	16.49% to 7.91%
AB VPS International Value Portfolio — Class B
2023	1.15% to 2.95%	364,227	7.01 to 10.54	2,680	1.11%	13.51% to 11.45%
2022	1.45% to 1.85%	41,456	10.40 to 9.13	382	1.06%	(15.04)% to (15.39)%
2021	1.15% to 2.95%	491,301	7.25 to 11.30	3,790	1.97%	9.58% to 7.59%
2020	1.15% to 2.95%	400,356	6.62 to 10.50	2,866	1.32%	1.03% to (0.80)%
2019	1.15% to 2.95%	575,681	6.55 to 10.59	4,081	0.77%	15.45% to 12.54%
AB VPS Large Cap Growth Portfolio — Class B
2023	1.45% to 2.70%	25,603	41.91 to 16.23	1,118	0.00%	32.84% to 31.16%
2022	1.45% to 2.70%	27,183	31.55 to 12.38	890	0.00%	(29.72)% to (30.61)%
2021	1.45% to 2.70%	26,758	44.89 to 17.83	1,250	0.00%	26.79% to 25.18%
2020	1.45% to 2.70%	35,865	35.41 to 14.25	1,318	0.00%	33.19% to 31.50%
2019	1.45% to 1.85%	41,260	26.58 to 31.26	1,160	0.00%	32.42% to 31.88%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB VPS Relative Value Portfolio — Class B
2023	1.40% to 2.70%	88,319	42.44 to 13.32	2,764	1.27%	10.16% to 8.71%
2022	1.40% to 2.70%	98,030	38.52 to 12.25	2,818	1.11%	(5.75)% to (6.99)%
2021	1.40% to 2.70%	113,681	40.88 to 13.17	3,453	0.62%	26.05% to 24.39%
2020	1.40% to 2.70%	130,968	32.43 to 10.59	3,132	1.28%	1.04% to (0.29)%
2019	1.40% to 2.70%	131,887	32.10 to 10.62	3,150	1.03%	21.88% to 13.24%
AB VPS Small Cap Growth Portfolio — Class B
2023	1.45% to 1.80%	13,523	41.76 to 41.74	524	0.00%	16.02% to 15.61%
2022	1.45% to 1.80%	15,489	35.99 to 36.10	520	0.00%	(40.14)% to (40.36)%
2021	1.45% to 1.80%	16,101	60.13 to 60.53	921	0.00%	7.62% to 7.24%
2020	1.15% to 2.95%	77,390	43.29 to 15.29	3,271	0.00%	51.87% to 49.11%
2019	1.45% to 1.80%	23,562	36.90 to 37.41	780	0.00%	34.04% to 33.56%
AB VPS Sustainable Global Thematic Portfolio — Class B
2023	1.45% to 1.70%	1,585	34.58 to 26.16	53	0.03%	14.03% to 13.74%
2022	1.45% to 1.70%	2,106	30.33 to 16.29	60	0.00%	(28.22)% to (28.41)%
2021	1.45% to 1.70%	2,320	42.25 to 22.75	91	0.00%	20.80% to 20.49%
2020	1.45% to 1.70%	3,930	34.98 to 18.88	131	0.45%	37.07% to 36.72%
2019	1.45% to 1.80%	5,737	25.52 to 24.05	139	0.16%	27.90% to 27.45%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares
2023	1.45% to 2.70%	12,181	34.55 to 15.11	394	0.00%	38.89% to 37.14%
2022	1.45% to 2.70%	12,375	24.88 to 11.02	290	0.00%	(32.11)% to (32.97)%
2021	1.45% to 2.70%	11,602	36.64 to 16.43	407	0.00%	10.30% to 8.90%
2020	1.45% to 1.70%	12,219	33.22 to 32.76	402	0.07%	40.29% to 39.94%
2019	1.45% to 1.80%	13,615	23.68 to 22.96	319	0.00%	34.77% to 34.29%
Invesco V.I. American Franchise Fund — Series II shares
2023	1.45% to 1.70%	10,417	38.76 to 44.73	393	0.00%	38.57% to 38.22%
2022	1.45% to 1.70%	10,889	27.97 to 32.36	297	0.00%	(32.29)% to (32.46)%
2021	1.45% to 1.70%	10,692	41.31 to 47.92	432	0.00%	10.03% to 9.75%
2020	1.45% to 1.80%	10,984	37.55 to 35.14	404	0.00%	39.94% to 39.44%
2019	1.45% to 1.80%	11,287	26.83 to 25.20	297	0.00%	34.45% to 33.97%
Invesco V.I. American Value Fund — Series II shares
2023	1.45% to 1.80%	47,004	11.42 to 11.31	535	0.40%	13.62% to 13.22%
2022	1.45% to 1.80%	44,687	10.05 to 9.99	448	0.49%	(4.27)% to (4.61)%
2021 (4)	1.45% to 1.80%	38,004	10.49 to 10.47	398	0.24%	4.95% to 4.70%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Capital Appreciation Fund — Series I shares
2023	1.40% to 1.40%	2,697	45.41 to 45.41	123	0.00%	33.49% to 33.49%
2022	1.40% to 1.40%	2,777	34.01 to 34.01	94	0.00%	(31.75)% to (31.75)%
2021	1.40% to 1.40%	3,420	49.84 to 49.84	170	0.00%	20.86% to 20.86%
2020	1.40% to 1.40%	4,978	41.24 to 41.24	205	0.00%	34.67% to 34.67%
2019	1.40% to 1.40%	5,407	30.62 to 30.62	166	0.06%	34.29% to 34.29%
Invesco V.I. Capital Appreciation Fund — Series II shares
2023	1.45% to 2.70%	22,718	47.25 to 15.14	896	0.00%	33.08% to 31.40%
2022	1.45% to 2.70%	23,907	35.51 to 11.52	713	0.00%	(31.96)% to (32.83)%
2021	1.45% to 2.70%	22,265	52.19 to 17.16	1,010	0.00%	20.51% to 18.98%
2020	1.45% to 1.80%	25,883	43.30 to 40.58	1,021	0.00%	34.27% to 33.79%
2019	1.45% to 1.80%	35,524	32.25 to 30.33	1,035	0.00%	33.88% to 33.40%
Invesco V.I. Comstock Fund — Series II shares
2023	1.15% to 2.95%	157,069	27.27 to 14.12	4,234	2.21%	10.81% to 8.80%
2022	1.45% to 1.85%	38,605	33.55 to 26.17	1,164	1.17%	(0.61)% to (1.02)%
2021	1.45% to 2.25%	52,083	33.76 to 21.13	1,577	1.57%	31.12% to 30.05%
2020	1.45% to 2.25%	61,105	25.74 to 16.24	1,401	2.16%	(2.52)% to (3.31)%
2019	1.45% to 2.25%	66,792	26.41 to 16.80	1,565	1.63%	23.13% to 22.13%
Invesco V.I. Conservative Balanced Fund — Series I shares
2023	1.40% to 1.40%	2,757	20.77 to 20.77	57	1.87%	11.03% to 11.03%
2022	1.40% to 1.40%	5,548	18.70 to 18.70	104	1.39%	(18.02)% to (18.02)%
2021	1.40% to 1.40%	5,916	22.81 to 22.81	135	1.57%	9.09% to 9.09%
2020	1.40% to 1.40%	6,651	20.91 to 20.91	139	2.10%	13.25% to 13.25%
2019	1.40% to 1.40%	6,944	18.47 to 18.47	128	2.24%	15.87% to 15.87%
Invesco V.I. Conservative Balanced Fund — Series II shares
2023	1.45% to 2.95%	158,355	15.68 to 10.76	1,839	1.69%	10.68% to 9.00%
2022	1.45% to 2.95%	178,206	14.17 to 9.87	1,898	1.11%	(18.22)% to (19.46)%
2021	1.45% to 2.95%	197,102	17.33 to 12.26	2,606	1.26%	8.70% to 7.05%
2020	1.45% to 2.95%	213,444	15.94 to 11.45	2,621	1.78%	12.93% to 11.21%
2019	1.45% to 2.85%	252,367	14.11 to 10.30	2,795	1.83%	15.52% to 6.36%
Invesco V.I. Core Equity Fund — Series I shares
2023	1.45% to 1.70%	15,487	27.89 to 22.54	407	0.11%	21.58% to 21.27%
2022	1.15% to 2.95%	583,672	20.21 to 11.28	10,924	0.86%	(21.46)% to (22.89)%
2021	1.15% to 2.95%	685,931	25.73 to 14.62	16,469	0.79%	26.27% to 23.97%
2020	1.45% to 1.70%	18,569	23.27 to 18.95	408	0.20%	12.20% to 11.92%
2019	1.15% to 2.95%	866,873	18.11 to 10.68	15,091	0.93%	27.48% to 14.44%
Invesco V.I. Core Plus Bond Fund — Series I shares
2023	1.40% to 1.40%	47,733	9.87 to 9.87	471	2.83%	4.66% to 4.66%
2022 (5)	1.40% to 1.40%	35,770	9.43 to 9.43	337	0.97%	(5.69)% to (5.69)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares
2023	1.40% to 1.40%	4,365	36.36 to 36.36	159	0.00%	11.57% to 11.57%
2022	1.40% to 1.40%	4,560	32.58 to 32.58	149	0.00%	(31.95)% to (31.95)%
2021	1.40% to 1.40%	4,605	47.88 to 47.88	220	0.00%	17.43% to 17.43%
2020	1.40% to 1.40%	4,643	40.77 to 40.77	189	0.04%	38.72% to 38.72%
2019	1.40% to 1.40%	5,080	29.39 to 29.39	149	0.00%	37.42% to 37.42%
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares
2023	1.45% to 2.30%	3,374	43.96 to 23.03	133	0.00%	11.22% to 10.26%
2022	1.45% to 2.30%	3,375	39.52 to 20.89	120	0.00%	(32.13)% to (32.71)%
2021	1.45% to 2.30%	3,858	58.23 to 31.05	194	0.00%	17.07% to 16.06%
2020	1.45% to 2.30%	3,863	49.74 to 26.75	166	0.00%	38.21% to 37.02%
2019	1.45% to 2.30%	4,428	35.99 to 19.52	134	0.00%	36.99% to 35.81%
Invesco V.I. EQV International Equity Fund — Series II shares
2023	1.15% to 1.85%	37,182	13.74 to 20.37	633	0.00%	16.52% to 15.69%
2022	1.15% to 1.85%	41,078	11.79 to 17.61	600	1.46%	(19.44)% to (20.01)%
2021	1.15% to 2.25%	43,789	14.64 to 14.42	792	1.03%	4.39% to 3.23%
2020	1.15% to 2.25%	49,433	14.02 to 13.97	858	1.01%	12.43% to 11.18%
2019	1.15% to 2.95%	394,250	12.47 to 10.54	5,202	1.20%	26.76% to 11.56%
Invesco V.I. Equity and Income Fund — Series II shares
2023	1.45% to 2.95%	35,687	21.82 to 12.20	689	1.75%	8.64% to 7.00%
2022	1.45% to 2.95%	37,230	20.09 to 11.40	666	1.39%	(9.05)% to (10.43)%
2021	1.45% to 2.95%	42,867	22.08 to 12.73	848	1.64%	16.64% to 14.86%
2020	1.45% to 2.95%	65,843	18.93 to 11.08	1,119	2.18%	8.06% to 6.42%
2019	1.45% to 2.95%	73,152	17.52 to 10.41	1,169	2.21%	18.27% to 8.72%
Invesco V.I. Global Fund — Series II shares
2023	1.45% to 2.05%	115,794	37.99 to 23.47	3,289	0.00%	32.50% to 31.70%
2022	1.45% to 2.05%	139,255	28.67 to 17.82	2,988	0.00%	(32.92)% to (33.33)%
2021	1.45% to 2.05%	147,247	42.74 to 26.73	4,887	0.00%	13.50% to 12.81%
2020	1.15% to 2.95%	658,069	23.53 to 13.12	15,805	0.57%	25.87% to 23.58%
2019	1.15% to 2.95%	325,565	18.70 to 10.62	6,856	0.64%	29.94% to 13.11%
Invesco V.I. Global Real Estate Fund — Series II shares
2023	1.45% to 1.45%	276	16.26 to 16.26	4	1.23%	7.25% to 7.25%
2022	1.45% to 1.45%	278	15.17 to 15.17	4	2.57%	(26.23)% to (26.23)%
2021	1.45% to 1.45%	281	20.56 to 20.56	6	0.62%	23.62% to 23.62%
2020	1.45% to 2.70%	15,440	16.63 to 8.72	172	4.76%	(13.83)% to (14.93)%
2019	1.45% to 2.70%	14,296	19.30 to 10.25	194	3.43%	20.87% to 5.20%
Invesco V.I. Global Strategic Income Fund — Series I shares
2023	1.40% to 1.40%	367	10.08 to 10.08	4	0.00%	7.37% to 7.37%
2022	1.40% to 1.40%	486	9.39 to 9.39	5	0.00%	(12.70)% to (12.70)%
2021	1.40% to 1.40%	888	10.75 to 10.75	10	4.80%	(4.76)% to (4.76)%
2020	1.40% to 1.40%	835	11.29 to 11.29	9	5.70%	1.95% to 1.95%
2019	1.40% to 1.40%	833	11.08 to 11.08	9	4.18%	9.25% to 9.25%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Main Street Fund® — Series II shares
2023	1.45% to 1.80%	46,883	33.23 to 32.79	1,500	0.13%	21.05% to 20.63%
2022	1.15% to 2.95%	560,942	23.34 to 11.15	12,269	0.97%	(21.23)% to (22.66)%
2021	1.15% to 2.95%	757,232	29.63 to 14.42	21,068	0.78%	25.77% to 23.48%
2020	1.45% to 1.80%	85,811	27.88 to 27.80	2,330	0.34%	12.05% to 11.65%
2019	1.15% to 2.95%	897,072	20.96 to 10.58	18,356	0.81%	30.22% to 12.36%
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2023	1.45% to 1.85%	29,244	57.27 to 32.92	1,328	0.93%	16.12% to 15.65%
2022	1.45% to 1.85%	32,176	49.32 to 28.46	1,269	0.22%	(17.26)% to (17.59)%
2021	1.45% to 2.25%	39,621	59.61 to 27.37	1,954	0.12%	20.49% to 19.51%
2020	1.15% to 2.95%	148,053	26.53 to 12.52	4,446	0.37%	18.26% to 16.11%
2019	1.15% to 2.95%	167,648	22.43 to 10.78	4,284	0.00%	24.68% to 16.86%
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2
2023	1.45% to 1.65%	10,968	44.69 to 43.49	482	0.00%	31.24% to 30.98%
2022	1.45% to 1.65%	11,400	34.05 to 33.20	382	0.00%	(38.11)% to (38.24)%
2021	1.45% to 1.65%	11,024	55.02 to 53.75	598	0.00%	13.30% to 13.07%
2020	1.45% to 1.65%	11,305	48.56 to 47.54	542	0.00%	41.11% to 40.82%
2019	1.45% to 1.65%	12,090	34.41 to 33.76	411	0.00%	35.06% to 34.78%
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II
2023	1.15% to 2.95%	242,366	12.77 to 9.34	2,867	3.32%	2.21% to 0.36%
2022	1.15% to 2.95%	251,713	12.49 to 9.31	2,934	5.01%	(14.08)% to (15.64)%
2021	1.15% to 2.95%	228,671	14.53 to 11.04	3,114	3.12%	5.05% to 3.13%
2020	1.15% to 2.95%	226,751	13.84 to 10.70	2,964	1.19%	8.29% to 6.32%
2019	1.15% to 2.95%	457,255	12.78 to 10.06	5,558	2.27%	7.65% to 1.34%
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund — Class I
2023	1.45% to 1.60%	1,055	40.35 to 39.06	42	1.52%	7.08% to 6.92%
2022	1.45% to 2.70%	11,816	37.68 to 11.81	283	1.86%	(14.00)% to (15.09)%
2021	1.45% to 2.70%	7,944	43.81 to 13.90	219	0.98%	21.86% to 20.31%
2020	1.45% to 2.70%	30,868	35.95 to 11.56	686	1.93%	10.19% to 8.79%
2019	1.45% to 2.70%	16,600	32.63 to 10.62	380	2.06%	22.15% to 13.25%
VP International Fund — Class I
2023	1.45% to 2.70%	13,158	27.85 to 11.20	221	1.16%	10.94% to 9.54%
2022	1.45% to 2.70%	9,741	25.10 to 10.23	149	1.46%	(25.84)% to (26.78)%
2021	1.45% to 2.70%	10,394	33.85 to 13.97	209	0.23%	7.17% to 5.81%
2020	1.45% to 2.70%	29,693	31.59 to 13.20	530	0.47%	24.05% to 22.48%
2019	1.45% to 2.70%	26,575	25.46 to 10.78	409	0.86%	26.56% to 16.71%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VP Ultra® Fund — Class I
2023	1.45% to 1.60%	7,845	66.25 to 64.14	504	0.00%	41.44% to 41.22%
2022	1.45% to 1.60%	8,133	46.84 to 45.42	370	0.00%	(33.36)% to (33.46)%
2021	1.45% to 2.70%	9,890	70.29 to 19.00	633	0.00%	21.37% to 19.84%
2020	1.45% to 2.70%	13,974	57.91 to 15.85	706	0.00%	47.68% to 45.81%
2019	1.45% to 1.60%	10,230	39.21 to 38.19	391	0.00%	32.63% to 32.43%
VP Value Fund — Class I
2023	1.45% to 2.70%	14,928	43.86 to 13.40	476	2.33%	7.52% to 6.16%
2022	1.45% to 2.70%	14,308	40.79 to 12.62	448	2.08%	(0.91)% to (2.17)%
2021	1.45% to 2.70%	10,543	41.17 to 12.90	361	1.56%	22.71% to 21.15%
2020	1.45% to 1.60%	7,565	33.55 to 32.63	250	2.32%	(0.49)% to (0.64)%
2019	1.45% to 1.60%	8,450	33.72 to 32.84	281	2.11%	25.19% to 25.00%
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares
2023	1.45% to 1.60%	439	44.08 to 42.68	19	0.78%	16.60% to 16.42%
2022	1.45% to 1.60%	434	37.81 to 36.66	16	0.73%	(15.32)% to (15.45)%
2021	1.45% to 1.60%	463	44.65 to 43.35	20	0.53%	24.06% to 23.87%
2020	1.45% to 1.60%	2,300	35.99 to 35.00	81	0.82%	6.54% to 6.38%
2019	1.45% to 1.60%	2,272	33.78 to 32.90	75	0.66%	18.44% to 18.26%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares
2023	1.45% to 2.70%	30,940	29.98 to 14.69	916	0.08%	22.03% to 20.49%
2022	1.45% to 1.60%	2,913	24.57 to 27.92	73	0.60%	(23.99)% to (24.10)%
2021	1.45% to 1.60%	4,820	32.33 to 36.79	158	0.85%	25.16% to 24.97%
2020	1.45% to 1.60%	6,110	25.83 to 29.44	160	1.09%	22.34% to 22.16%
2019	1.45% to 1.60%	6,322	21.11 to 24.10	135	1.45%	32.41% to 32.21%
BNY Mellon Variable Investment Fund — Government Money Market Portfolio
2023	1.45% to 1.60%	43,033	9.43 to 9.13	401	4.49%	3.08% to 2.93%
2022	1.45% to 1.80%	44,669	9.14 to 8.51	404	1.22%	(0.20)% to (0.55)%
2021	1.45% to 1.80%	50,952	9.16 to 8.55	462	0.01%	(1.44)% to (1.79)%
2020	1.45% to 1.60%	31,790	9.30 to 9.04	292	0.18%	(1.24)% to (1.39)%
2019	1.45% to 1.60%	33,057	9.41 to 9.17	307	1.65%	0.19% to 0.04%
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares
2023	1.45% to 1.70%	6,112	35.43 to 25.11	204	1.87%	16.92% to 16.62%
2022	1.45% to 1.70%	7,158	30.31 to 21.53	201	1.67%	(17.88)% to (18.09)%
2021	1.45% to 1.70%	7,460	36.91 to 26.29	256	1.08%	11.71% to 11.42%
2020	1.45% to 1.70%	8,769	33.04 to 23.59	272	1.51%	17.92% to 17.62%
2019	1.45% to 1.70%	9,022	28.02 to 20.06	238	2.24%	26.79% to 26.46%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BlackRock Basic Value V.I. Fund — Class III Shares
2023	1.15% to 2.95%	128,796	23.22 to 12.95	2,799	1.51%	14.91% to 12.82%
2022	1.15% to 2.95%	143,543	20.20 to 11.48	2,722	0.94%	(6.21)% to (7.92)%
2021	1.15% to 2.95%	232,276	21.54 to 12.46	4,689	1.78%	19.94% to 17.76%
2020	1.15% to 2.30%	30,920	17.96 to 17.63	578	0.81%	1.94% to 0.76%
2019	1.15% to 2.95%	237,127	17.62 to 10.58	4,084	2.06%	22.11% to 12.23%
BlackRock Global Allocation V.I. Fund — Class III Shares
2023	1.35% to 2.95%	1,820,193	16.19 to 11.27	29,129	2.42%	10.98% to 9.18%
2022	1.35% to 2.95%	2,066,719	14.58 to 10.32	30,036	0.00%	(17.21)% to (18.55)%
2021	1.35% to 2.95%	2,347,826	17.62 to 12.67	41,292	0.81%	4.98% to 3.28%
2020	1.35% to 2.95%	2,577,394	16.78 to 12.27	43,776	1.22%	19.08% to 17.15%
2019	1.35% to 2.95%	2,993,544	14.09 to 10.47	43,239	1.21%	16.17% to 10.03%
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares
2023	1.45% to 1.60%	3,271	49.87 to 48.40	159	0.00%	50.27% to 50.04%
2022	1.45% to 1.60%	3,363	33.19 to 32.26	109	0.00%	(39.15)% to (39.24)%
2021	1.45% to 1.60%	3,248	54.54 to 53.09	173	0.00%	16.07% to 15.90%
2020	1.45% to 1.60%	3,290	46.98 to 45.81	151	0.00%	41.35% to 41.14%
2019	1.45% to 1.60%	3,423	33.24 to 32.46	111	0.00%	30.41% to 30.21%
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1
2023	1.15% to 2.95%	510,622	25.96 to 14.67	12,436	0.00%	37.94% to 35.44%
2022	1.15% to 2.95%	417,193	18.82 to 10.83	7,408	0.00%	(28.83)% to (30.13)%
2021	1.15% to 2.95%	77,131	26.45 to 15.50	1,959	0.00%	17.21% to 15.08%
2020	1.15% to 2.95%	752,693	22.56 to 13.47	16,279	0.00%	30.41% to 28.04%
2019	1.15% to 2.95%	278,713	17.30 to 10.52	4,693	0.00%	30.24% to 10.97%
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2023	1.15% to 2.95%	231,063	13.93 to 11.18	3,088	1.71%	14.00% to 11.93%
2022	1.15% to 2.95%	258,961	12.21 to 9.99	3,051	0.69%	(15.88)% to (17.41)%
2021	1.15% to 2.95%	230,942	14.52 to 12.10	3,254	0.61%	8.48% to 6.51%
2020	1.45% to 1.85%	78,926	13.20 to 12.95	1,037	1.44%	7.25% to 6.81%
2019	1.45% to 1.85%	99,274	12.31 to 12.12	1,217	1.81%	23.33% to 22.83%
Deutsche DWS Variable Series I
DWS Capital Growth VIP — Class B Shares
2023	1.45% to 2.70%	5,601	39.87 to 15.53	195	0.00%	36.18% to 34.46%
2022	1.45% to 2.70%	5,679	29.28 to 11.55	148	0.00%	(31.91)% to (32.77)%
2021	1.45% to 2.70%	3,368	43.00 to 17.18	127	0.00%	20.68% to 19.15%
2020	1.45% to 2.70%	15,069	35.63 to 14.42	470	0.04%	36.69% to 34.96%
2019	1.60% to 1.60%	4,016	25.73 to 25.73	103	0.16%	34.60% to 34.60%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP — Class B Shares
2023	1.45% to 1.80%	9,737	17.42 to 16.65	168	1.38%	18.63% to 18.21%
2022	1.45% to 1.80%	9,976	14.69 to 14.09	145	1.55%	(16.89)% to (17.19)%
2021	1.45% to 2.70%	15,904	17.67 to 11.50	271	1.85%	24.44% to 22.86%
2020	1.45% to 2.70%	23,336	14.20 to 9.36	315	0.86%	(13.68)% to (14.78)%
2019	1.45% to 1.80%	10,626	16.45 to 15.95	174	1.57%	30.56% to 30.10%
DWS Small Mid Cap Value VIP — Class B Shares
2023	1.45% to 1.60%	1,922	43.85 to 42.45	82	0.79%	12.93% to 12.76%
2022	1.45% to 1.60%	1,927	38.83 to 37.65	73	0.47%	(17.35)% to (17.48)%
2021	1.45% to 1.60%	1,933	46.98 to 45.62	89	0.86%	28.16% to 27.96%
2020	1.45% to 1.80%	2,041	36.66 to 34.35	73	1.12%	(2.54)% to (2.89)%
2019	1.45% to 1.80%	2,224	37.62 to 35.37	82	0.37%	19.24% to 18.81%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund
2023	1.15% to 2.95%	222,686	14.99 to 10.21	3,108	8.17%	9.94% to 7.94%
2022	1.15% to 2.95%	248,904	13.63 to 9.46	3,178	4.85%	(3.85)% to (5.60)%
2021	1.15% to 2.95%	177,595	14.18 to 10.02	2,409	2.91%	2.43% to 0.57%
2020	1.15% to 2.95%	245,778	13.84 to 9.97	3,237	3.35%	0.82% to (1.01)%
2019	1.15% to 2.95%	433,809	13.73 to 10.07	5,673	4.29%	5.85% to 1.42%
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares
2023	1.40% to 1.40%	9	25.94 to 25.94	—	6.08%	11.15% to 11.15%
2022	1.40% to 1.40%	10	23.34 to 23.34	—	6.35%	(13.01)% to (13.01)%
2021	1.40% to 1.40%	13	26.83 to 26.83	—	4.87%	3.38% to 3.38%
2020	1.40% to 1.40%	13	25.95 to 25.95	—	5.95%	4.10% to 4.10%
2019	1.40% to 1.40%	14	24.93 to 24.93	—	6.50%	12.94% to 12.94%
Federated Hermes High Income Bond Fund II — Service Shares
2023	1.45% to 2.10%	26,757	26.63 to 18.85	660	5.63%	10.84% to 10.11%
2022	1.45% to 2.10%	28,941	24.03 to 17.12	644	5.43%	(13.19)% to (13.77)%
2021	1.45% to 2.10%	31,165	27.68 to 19.85	800	4.73%	2.93% to 2.25%
2020	1.45% to 2.10%	33,872	26.89 to 19.42	846	5.87%	3.93% to 3.24%
2019	1.45% to 2.10%	38,266	25.87 to 18.81	927	6.02%	12.47% to 11.73%
Federated Hermes Kaufmann Fund II — Service Shares
2023	1.45% to 1.70%	16,938	48.74 to 20.91	622	0.00%	13.20% to 12.91%
2022	1.15% to 2.95%	140,530	20.14 to 8.64	2,862	0.00%	(31.06)% to (32.31)%
2021	1.15% to 2.95%	55,153	29.22 to 12.76	1,914	0.00%	1.09% to (0.75)%
2020	1.15% to 2.95%	106,771	28.90 to 12.86	3,455	0.00%	27.00% to 24.69%
2019	1.45% to 1.80%	23,616	49.09 to 46.27	972	0.00%	31.58% to 31.12%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Federated Hermes Managed Volatility Fund II — Primary Shares
2023	1.40% to 1.40%	1,271	19.79 to 19.79	25	2.02%	7.17% to 7.17%
2022	1.40% to 1.40%	1,710	18.46 to 18.46	32	1.88%	(14.96)% to (14.96)%
2021	1.40% to 1.40%	2,273	21.71 to 21.71	49	1.83%	16.86% to 16.86%
2020	1.40% to 1.40%	2,475	18.58 to 18.58	46	2.63%	(0.48)% to (0.48)%
2019	1.40% to 1.40%	3,051	18.67 to 18.67	57	2.05%	18.55% to 18.55%
Fidelity® Variable Insurance Products Fund
VIP Asset ManagerSM Portfolio — Initial Class
2023	1.40% to 1.40%	4,436	24.74 to 24.74	110	2.38%	11.37% to 11.37%
2022	1.40% to 1.40%	4,610	22.22 to 22.22	102	2.03%	(16.12)% to (16.12)%
2021	1.40% to 1.40%	4,786	26.49 to 26.49	127	1.64%	8.38% to 8.38%
2020	1.40% to 1.40%	4,816	24.44 to 24.44	118	1.49%	13.26% to 13.26%
2019	1.40% to 1.40%	4,854	21.58 to 21.58	105	1.65%	16.60% to 16.60%
VIP Asset ManagerSM Portfolio — Service Class 2
2023	1.45% to 1.85%	1,963	21.78 to 19.47	42	2.14%	11.02% to 10.57%
2022	1.45% to 1.85%	2,091	19.62 to 17.61	40	1.85%	(16.38)% to (16.72)%
2021	1.45% to 1.85%	2,197	23.46 to 21.15	50	1.38%	8.09% to 7.65%
2020	1.45% to 1.85%	2,302	21.70 to 19.64	48	1.28%	12.88% to 12.42%
2019	1.45% to 1.85%	2,487	19.23 to 17.47	46	1.57%	16.30% to 15.83%
VIP Balanced Portfolio — Service Class 2
2023	1.45% to 2.95%	224,555	29.06 to 13.46	5,104	1.52%	19.48% to 17.67%
2022	1.45% to 2.95%	257,430	24.32 to 11.44	4,943	1.03%	(19.37)% to (20.60)%
2021	1.45% to 2.95%	281,229	30.16 to 14.41	6,803	0.72%	16.28% to 14.51%
2020	1.45% to 2.95%	312,324	25.94 to 12.58	6,800	1.26%	20.36% to 18.53%
2019	1.45% to 2.95%	366,408	21.55 to 10.61	6,849	1.54%	22.32% to 13.09%
VIP Contrafund® Portfolio — Initial Class
2023	1.40% to 1.40%	10,967	65.31 to 65.31	716	0.48%	31.59% to 31.59%
2022	1.40% to 1.40%	11,875	49.63 to 49.63	589	0.48%	(27.34)% to (27.34)%
2021	1.40% to 1.40%	14,087	68.31 to 68.31	962	0.06%	26.05% to 26.05%
2020	1.40% to 1.40%	15,378	54.19 to 54.19	833	0.25%	28.74% to 28.74%
2019	1.40% to 1.40%	17,982	42.10 to 42.10	757	0.45%	29.74% to 29.74%
VIP Contrafund® Portfolio — Service Class 2
2023	1.15% to 2.95%	577,228	31.97 to 15.29	19,811	0.33%	31.59% to 29.20%
2022	1.15% to 2.95%	331,379	24.30 to 11.83	9,704	0.27%	(27.33)% to (28.65)%
2021	1.15% to 2.95%	296,730	33.43 to 16.58	13,107	0.03%	26.05% to 23.75%
2020	1.15% to 2.25%	317,824	26.53 to 26.81	11,462	0.09%	28.73% to 27.31%
2019	1.15% to 2.95%	557,036	20.61 to 10.60	14,283	0.21%	29.77% to 12.83%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Dynamic Capital Appreciation Portfolio — Service Class 2
2023	1.60% to 1.65%	631	57.74 to 35.10	34	0.12%	26.67% to 26.61%
2022	1.60% to 1.65%	650	45.58 to 27.73	27	0.10%	(22.31)% to (22.35)%
2021	1.60% to 1.70%	833	58.67 to 52.17	45	0.11%	22.28% to 22.16%
2020	1.45% to 1.70%	1,294	49.29 to 42.70	58	0.05%	31.41% to 31.08%
2019	1.45% to 1.70%	1,455	37.51 to 32.58	50	0.38%	27.94% to 27.62%
VIP Equity-Income PortfolioSM — Initial Class
2023	1.40% to 1.40%	7,389	36.10 to 36.10	267	1.95%	9.11% to 9.11%
2022	1.40% to 1.40%	7,597	33.08 to 33.08	251	1.84%	(6.28)% to (6.28)%
2021	1.40% to 1.40%	8,024	35.30 to 35.30	283	1.90%	23.15% to 23.15%
2020	1.40% to 1.40%	8,357	28.67 to 28.67	240	1.78%	5.20% to 5.20%
2019	1.40% to 1.40%	8,761	27.25 to 27.25	239	1.99%	25.66% to 25.66%
VIP Equity-Income PortfolioSM — Service Class 2
2023	1.45% to 1.85%	91,712	29.40 to 25.69	2,370	1.20%	8.78% to 8.34%
2022	1.15% to 2.95%	230,402	20.97 to 12.31	4,966	1.83%	(6.33)% to (8.03)%
2021	1.15% to 2.95%	209,091	22.39 to 13.38	4,970	0.90%	23.17% to 20.93%
2020	1.15% to 2.95%	1,065,482	18.18 to 11.06	18,844	2.07%	5.21% to 3.30%
2019	1.15% to 2.95%	360,184	17.28 to 10.71	6,499	1.77%	25.65% to 15.21%
VIP Growth & Income Portfolio — Initial Class
2023	1.40% to 1.40%	6,184	39.88 to 39.88	247	1.54%	17.06% to 17.06%
2022	1.40% to 1.40%	7,663	34.06 to 34.06	261	1.67%	(6.28)% to (6.28)%
2021	1.40% to 1.40%	8,451	36.34 to 36.34	307	2.19%	24.19% to 24.19%
2020	1.40% to 1.40%	9,024	29.26 to 29.26	264	2.06%	6.34% to 6.34%
2019	1.40% to 1.40%	9,118	27.52 to 27.52	251	3.57%	28.23% to 28.23%
VIP Growth & Income Portfolio — Service Class 2
2023	1.45% to 1.80%	18,552	35.36 to 34.33	583	1.45%	16.65% to 16.24%
2022	1.45% to 1.80%	21,121	30.31 to 29.53	565	1.36%	(6.55)% to (6.88)%
2021	1.45% to 1.80%	25,831	32.43 to 31.71	744	2.17%	23.82% to 23.38%
2020	1.45% to 1.80%	29,228	26.19 to 25.70	678	1.95%	6.03% to 5.66%
2019	1.45% to 1.80%	33,896	24.70 to 24.33	751	3.41%	27.80% to 27.35%
VIP Growth Opportunities Portfolio — Initial Class
2023	1.40% to 1.40%	1,348	51.82 to 51.82	70	0.00%	43.62% to 43.62%
2022	1.40% to 1.40%	2,332	36.08 to 36.08	84	0.00%	(39.01)% to (39.01)%
2021	1.40% to 1.40%	2,391	59.17 to 59.17	141	0.00%	10.38% to 10.38%
2020	1.40% to 1.40%	2,832	53.61 to 53.61	152	0.01%	66.30% to 66.30%
2019	1.40% to 1.40%	3,268	32.23 to 32.23	105	0.16%	38.87% to 38.87%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Growth Opportunities Portfolio — Service Class 2
2023	1.45% to 1.70%	4,958	52.83 to 51.25	259	0.00%	43.20% to 42.84%
2022	1.45% to 1.70%	6,149	36.89 to 35.88	224	0.00%	(39.21)% to (39.37)%
2021	1.45% to 1.70%	5,363	60.69 to 59.18	322	0.00%	10.05% to 9.77%
2020	1.15% to 2.95%	221,092	56.65 to 17.74	11,235	0.00%	66.29% to 63.27%
2019	1.45% to 2.35%	13,078	33.26 to 30.93	434	0.00%	38.46% to 37.20%
VIP Growth Portfolio — Initial Class
2023	1.40% to 1.40%	8,390	57.11 to 57.11	479	0.11%	34.34% to 34.34%
2022	1.40% to 1.40%	10,619	42.51 to 42.51	452	0.61%	(25.51)% to (25.51)%
2021	1.40% to 1.40%	11,105	57.07 to 57.07	634	0.00%	21.49% to 21.49%
2020	1.40% to 1.40%	12,369	46.97 to 46.97	581	0.08%	41.88% to 41.88%
2019	1.40% to 1.40%	12,648	33.11 to 33.11	419	0.26%	32.44% to 32.44%
VIP Growth Portfolio — Service Class 2
2023	1.45% to 1.85%	19,797	44.04 to 50.41	917	0.00%	33.93% to 33.38%
2022	1.45% to 1.85%	20,879	32.89 to 37.79	723	0.35%	(25.74)% to (26.04)%
2021	1.45% to 1.85%	22,132	44.28 to 51.10	1,031	0.00%	21.12% to 20.63%
2020	1.45% to 1.85%	22,996	36.56 to 42.36	885	0.05%	41.47% to 40.90%
2019	1.45% to 1.85%	24,252	25.84 to 30.06	660	0.05%	32.03% to 31.50%
VIP Investment Grade Bond Portfolio — Service Class 2
2023	1.15% to 2.95%	213,557	13.68 to 8.94	2,660	1.57%	4.78% to 2.88%
2022	1.15% to 2.95%	458,977	13.05 to 8.69	5,453	1.70%	(14.21)% to (15.77)%
2021	1.15% to 2.95%	700,775	15.21 to 10.32	9,767	1.79%	(2.04)% to (3.82)%
2020	1.15% to 2.95%	737,089	15.53 to 10.73	10,578	2.07%	7.90% to 5.94%
2019	1.15% to 2.95%	810,723	14.39 to 10.13	10,863	2.45%	8.15% to 2.60%
VIP Mid Cap Portfolio — Service Class 2
2023	1.40% to 1.85%	72,573	64.31 to 32.94	3,353	0.38%	13.20% to 12.68%
2022	1.40% to 1.85%	78,620	56.81 to 29.23	3,230	0.26%	(16.15)% to (16.54)%
2021	1.40% to 2.25%	86,870	67.76 to 27.14	4,233	0.34%	23.56% to 22.49%
2020	1.40% to 2.70%	114,302	54.84 to 11.87	4,386	0.36%	16.22% to 14.69%
2019	1.15% to 2.95%	455,111	18.94 to 10.34	10,580	0.65%	21.76% to 7.14%
VIP Overseas Portfolio — Initial Class
2023	1.40% to 1.40%	5,544	22.20 to 22.20	123	1.06%	18.83% to 18.83%
2022	1.40% to 1.40%	5,555	18.68 to 18.68	104	1.08%	(25.54)% to (25.54)%
2021	1.40% to 1.40%	5,564	25.09 to 25.09	140	0.53%	18.03% to 18.03%
2020	1.40% to 1.40%	5,577	21.26 to 21.26	119	0.44%	13.99% to 13.99%
2019	1.40% to 1.40%	5,588	18.65 to 18.65	104	1.65%	25.98% to 25.98%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Value Strategies Portfolio — Service Class 2
2023	1.45% to 1.70%	1,844	37.22 to 25.41	62	0.92%	18.86% to 18.56%
2022	1.45% to 1.70%	1,920	31.31 to 21.43	54	0.84%	(8.69)% to (8.92)%
2021	1.45% to 1.70%	2,168	34.29 to 23.53	67	1.27%	31.41% to 31.08%
2020	1.45% to 1.70%	1,929	26.09 to 17.95	44	1.05%	6.45% to 6.18%
2019	1.45% to 1.70%	1,961	24.51 to 16.91	42	1.34%	32.15% to 31.82%
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares
2023	1.45% to 2.95%	413,463	16.16 to 11.11	6,201	1.46%	12.96% to 11.24%
2022	1.45% to 2.95%	454,526	14.31 to 9.99	6,060	1.68%	(17.22)% to (18.47)%
2021	1.45% to 2.95%	552,268	17.29 to 12.25	8,958	1.75%	10.06% to 8.39%
2020	1.45% to 2.95%	603,768	15.71 to 11.30	8,989	1.49%	10.12% to 8.45%
2019	1.45% to 2.95%	668,734	14.26 to 10.42	9,110	3.49%	18.12% to 8.92%
Franklin Income VIP Fund — Class 2 Shares
2023	1.15% to 2.95%	1,336,332	18.88 to 11.01	22,533	5.19%	7.38% to 5.43%
2022	1.15% to 2.95%	1,501,331	17.58 to 10.45	23,914	4.86%	(6.56)% to (8.26)%
2021	1.15% to 2.95%	1,838,116	18.82 to 11.39	31,788	4.68%	15.41% to 13.31%
2020	1.15% to 2.95%	2,118,364	16.30 to 10.05	32,949	5.89%	(0.47)% to (2.28)%
2019	1.15% to 2.95%	2,356,154	16.38 to 10.28	37,597	5.36%	14.72% to 5.93%
Franklin Large Cap Growth VIP Fund — Class 2 Shares
2023	1.45% to 1.60%	4,226	46.98 to 45.48	196	0.00%	38.41% to 38.20%
2022	1.45% to 2.70%	11,724	33.94 to 10.08	331	0.00%	(37.46)% to (38.25)%
2021	1.45% to 2.70%	8,909	54.27 to 16.32	426	0.00%	13.60% to 12.16%
2020	1.45% to 2.70%	14,196	47.77 to 14.55	571	0.00%	42.54% to 40.73%
2019	1.45% to 1.60%	8,797	33.52 to 32.65	289	0.00%	32.63% to 32.43%
Franklin Mutual Shares VIP Fund — Class 2 Shares
2023	1.15% to 2.95%	192,769	17.45 to 11.13	3,536	1.87%	12.16% to 10.13%
2022	1.15% to 2.95%	211,868	15.56 to 10.11	3,464	0.66%	(8.49)% to (10.16)%
2021	1.15% to 2.95%	1,129,185	17.00 to 11.25	18,792	4.78%	17.80% to 15.65%
2020	1.45% to 1.70%	68,500	24.90 to 14.00	1,387	2.88%	(6.42)% to (6.66)%
2019	1.45% to 1.70%	73,587	26.61 to 15.00	1,638	1.84%	20.80% to 20.49%
Templeton Foreign VIP Fund — Class 1 Shares
2023	1.40% to 1.40%	—	16.58 to 16.58	—	0.00%	19.41% to 19.41%
2022	1.40% to 1.40%	—	13.88 to 13.88	—	0.00%	(8.68)% to (8.68)%
2021	1.40% to 1.40%	—	15.20 to 15.20	—	0.00%	2.98% to 2.98%
2020	1.40% to 1.40%	—	14.76 to 14.76	—	0.00%	(2.30)% to (2.30)%
2019	1.40% to 1.40%	—	15.11 to 15.11	—	0.00%	11.26% to 11.26%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Templeton Foreign VIP Fund — Class 2 Shares
2023	1.45% to 1.60%	9,636	22.29 to 21.58	210	3.19%	19.01% to 18.83%
2022	1.45% to 1.60%	10,033	18.73 to 18.16	184	3.16%	(8.94)% to (9.08)%
2021	1.45% to 2.70%	17,670	20.57 to 10.26	291	1.46%	2.65% to 1.35%
2020	1.45% to 1.60%	10,272	20.04 to 19.49	202	4.05%	(2.59)% to (2.74)%
2019	1.45% to 2.70%	41,759	20.57 to 10.53	583	1.72%	10.90% to 11.16%
Templeton Global Bond VIP Fund — Class 1 Shares
2023	1.40% to 1.40%	1,985	15.42 to 15.42	31	0.00%	1.76% to 1.76%
2022	1.40% to 1.40%	2,213	15.16 to 15.16	34	0.00%	(6.18)% to (6.18)%
2021	1.40% to 1.40%	2,612	16.16 to 16.16	42	0.00%	(5.96)% to (5.96)%
2020	1.40% to 1.40%	2,581	17.18 to 17.18	44	8.41%	(6.40)% to (6.40)%
2019	1.40% to 1.40%	2,810	18.36 to 18.36	52	6.99%	0.83% to 0.83%
Templeton Growth VIP Fund — Class 2 Shares
2023	1.45% to 1.70%	33,559	14.52 to 12.75	458	3.33%	19.26% to 18.96%
2022	1.45% to 1.70%	35,504	12.18 to 10.72	406	0.16%	(12.78)% to (13.01)%
2021	1.45% to 2.70%	55,869	13.96 to 11.17	722	0.88%	3.35% to 2.04%
2020	1.45% to 1.70%	41,560	13.51 to 11.95	529	3.03%	4.27% to 4.00%
2019	1.45% to 2.70%	61,500	12.96 to 10.63	746	2.87%	13.48% to 13.42%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2023	1.40% to 2.20%	623,044	9.43 to 8.59	5,762	4.65%	3.33% to 2.49%
2022	1.40% to 2.70%	891,955	9.13 to 9.31	8,031	1.48%	(0.04)% to (1.36)%
2021	1.40% to 2.70%	619,430	9.13 to 9.44	5,600	0.01%	(1.39)% to (2.69)%
2020	1.40% to 2.95%	777,279	9.26 to 9.67	7,111	0.25%	(1.14)% to (2.69)%
2019	1.40% to 2.45%	639,501	9.37 to 8.65	5,927	1.85%	0.43% to (0.64)%
Goldman Sachs Large Cap Value Fund — Institutional Shares
2023	1.40% to 1.40%	6,074	27.41 to 27.41	167	1.80%	11.44% to 11.44%
2022	1.40% to 1.40%	6,166	24.60 to 24.60	152	1.37%	(7.68)% to (7.68)%
2021	1.40% to 1.40%	6,166	26.64 to 26.64	164	0.98%	22.40% to 22.40%
2020	1.40% to 1.40%	6,166	21.77 to 21.77	134	1.42%	2.52% to 2.52%
2019	1.40% to 1.40%	6,167	21.23 to 21.23	131	1.55%	24.17% to 24.17%
Goldman Sachs Mid Cap Value Fund — Institutional Shares
2023	1.40% to 1.85%	5,412	69.02 to 29.60	272	1.02%	9.87% to 9.36%
2022	1.40% to 1.85%	5,931	62.82 to 27.07	271	0.62%	(11.24)% to (11.65)%
2021	1.40% to 1.85%	7,079	70.78 to 30.64	386	0.46%	29.12% to 28.53%
2020	1.40% to 1.85%	7,557	54.82 to 23.84	315	0.63%	6.88% to 6.40%
2019	1.40% to 1.85%	7,696	51.29 to 22.40	302	0.77%	29.69% to 29.10%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares
2023	1.40% to 1.40%	11,272	48.88 to 48.88	551	2.07%	13.80% to 13.80%
2022	1.40% to 1.40%	13,747	42.95 to 42.95	590	1.37%	(17.57)% to (17.57)%
2021	1.40% to 1.40%	15,887	52.10 to 52.10	828	1.12%	15.56% to 15.56%
2020	1.40% to 1.40%	16,921	45.09 to 45.09	763	2.41%	12.71% to 12.71%
2019	1.40% to 1.40%	19,894	40.01 to 40.01	796	1.90%	20.88% to 20.88%
Janus Henderson Balanced Portfolio — Service Shares
2023	1.45% to 2.95%	271,518	35.07 to 12.05	6,989	1.75%	13.47% to 11.75%
2022	1.45% to 2.95%	305,325	30.91 to 10.78	6,971	1.06%	(17.82)% to (19.07)%
2021	1.15% to 2.95%	362,580	28.81 to 13.32	10,160	0.87%	15.56% to 13.46%
2020	1.15% to 2.95%	405,056	24.93 to 11.74	9,849	2.06%	12.71% to 10.67%
2019	1.15% to 2.95%	446,439	22.11 to 10.61	9,884	1.61%	20.87% to 12.94%
Janus Henderson Enterprise Portfolio — Institutional Shares
2023	1.40% to 1.40%	10,547	67.97 to 67.97	717	0.16%	16.43% to 16.43%
2022	1.40% to 1.40%	11,157	58.38 to 58.38	651	0.38%	(17.11)% to (17.11)%
2021	1.40% to 1.40%	11,854	70.43 to 70.43	835	0.32%	15.20% to 15.20%
2020	1.40% to 1.40%	13,532	61.14 to 61.14	827	0.11%	17.80% to 17.80%
2019	1.40% to 1.40%	15,187	51.90 to 51.90	788	0.19%	33.59% to 33.59%
Janus Henderson Enterprise Portfolio — Service Shares
2023	1.45% to 1.60%	2,005	48.65 to 65.43	102	0.09%	16.07% to 15.90%
2022	1.45% to 1.60%	1,986	41.91 to 56.45	87	0.27%	(17.36)% to (17.49)%
2021	1.45% to 1.60%	2,025	50.72 to 68.42	107	0.24%	14.85% to 14.68%
2020	1.45% to 1.60%	2,006	44.16 to 59.66	93	0.04%	17.46% to 17.28%
2019	1.45% to 1.60%	2,168	37.60 to 50.87	85	0.05%	33.20% to 32.99%
Janus Henderson Flexible Bond Portfolio — Institutional Shares
2023	1.40% to 1.40%	12	21.04 to 21.04	—	0.98%	4.03% to 4.03%
2022	1.40% to 1.40%	175	20.22 to 20.22	4	2.63%	(14.86)% to (14.86)%
2021	1.40% to 1.40%	184	23.75 to 23.75	4	2.70%	(2.28)% to (2.28)%
2020	1.40% to 1.40%	194	24.31 to 24.31	5	2.89%	8.93% to 8.93%
2019	1.40% to 1.40%	206	22.31 to 22.31	5	3.58%	8.04% to 8.04%
Janus Henderson Forty Portfolio — Institutional Shares
2023	1.40% to 1.40%	9,495	84.22 to 84.22	800	0.16%	38.01% to 38.01%
2022	1.40% to 1.40%	12,938	61.02 to 61.02	790	0.19%	(34.48)% to (34.48)%
2021	1.40% to 1.40%	13,970	93.14 to 93.14	1,301	0.49%	21.18% to 21.18%
2020	1.40% to 1.40%	14,898	76.86 to 76.86	1,145	0.71%	37.45% to 37.45%
2019	1.40% to 1.40%	15,969	55.92 to 55.92	893	0.14%	35.24% to 35.24%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Forty Portfolio—Service Shares
2023	1.15% to 2.95%	103,385	38.10 to 15.10	4,128	0.12%	38.05% to 35.55%
2022	1.15% to 2.95%	112,276	27.60 to 11.14	3,272	0.07%	(34.49)% to (35.68)%
2021	1.45% to 1.70%	27,787	63.91 to 46.02	1,555	0.55%	20.82% to 20.52%
2020	1.45% to 1.80%	34,073	52.90 to 58.75	1,583	0.63%	37.02% to 36.53%
2019	1.45% to 2.35%	44,104	38.61 to 29.51	1,480	0.02%	34.87% to 33.64%
Janus Henderson Global Research Portfolio — Institutional Shares
2023	1.40% to 1.40%	7,200	27.71 to 27.71	199	0.88%	25.01% to 25.01%
2022	1.40% to 1.40%	9,234	22.16 to 22.16	205	1.62%	(20.54)% to (20.54)%
2021	1.40% to 1.40%	9,791	27.89 to 27.89	273	0.51%	16.44% to 16.44%
2020	1.40% to 1.40%	11,924	23.95 to 23.95	286	0.82%	18.38% to 18.38%
2019	1.40% to 1.40%	13,130	20.24 to 20.24	266	0.98%	27.24% to 27.24%
Janus Henderson Global Research Portfolio — Service Shares
2023	1.45% to 1.65%	5,062	21.65 to 20.68	116	0.75%	24.64% to 24.39%
2022	1.45% to 1.65%	5,688	17.37 to 16.62	105	1.46%	(20.77)% to (20.93)%
2021	1.45% to 1.65%	7,491	21.92 to 21.03	177	0.36%	16.09% to 15.85%
2020	1.45% to 1.65%	7,930	18.89 to 18.15	162	0.64%	18.03% to 17.79%
2019	1.45% to 1.80%	8,565	16.00 to 17.66	149	0.86%	26.85% to 26.40%
Janus Henderson Global Technology and Innovation Portfolio — Service Shares
2023	1.45% to 1.80%	—	56.09 to 67.07	—	0.00%	52.05% to 51.51%
2022	1.45% to 1.80%	—	36.89 to 44.27	—	0.00%	(38.03)% to (38.25)%
2021	1.60% to 1.60%	215	74.64 to 74.64	16	0.67%	15.86% to 15.86%
2020	1.60% to 1.60%	215	64.42 to 64.42	14	0.00%	48.32% to 48.32%
2019	1.60% to 1.60%	215	43.44 to 43.44	9	0.41%	42.50% to 42.50%
Janus Henderson Overseas Portfolio — Institutional Shares
2023	1.40% to 1.40%	2,646	31.12 to 31.12	82	1.39%	9.33% to 9.33%
2022	1.40% to 1.40%	4,004	28.46 to 28.46	114	1.76%	(9.88)% to (9.88)%
2021	1.40% to 1.40%	4,236	31.59 to 31.59	134	1.07%	12.00% to 12.00%
2020	1.40% to 1.40%	4,642	28.20 to 28.20	131	1.35%	14.67% to 14.67%
2019	1.40% to 1.40%	4,697	24.59 to 24.59	116	1.86%	25.24% to 25.24%
Janus Henderson Overseas Portfolio — Service Shares
2023	1.45% to 1.80%	3,012	23.76 to 25.79	78	1.43%	8.99% to 8.60%
2022	1.45% to 1.80%	3,283	21.80 to 23.75	78	1.69%	(10.16)% to (10.47)%
2021	1.45% to 1.80%	3,335	24.27 to 26.53	88	1.03%	11.65% to 11.25%
2020	1.45% to 1.80%	3,390	21.74 to 23.85	80	1.22%	14.34% to 13.93%
2019	1.45% to 1.80%	3,748	19.01 to 20.93	78	1.80%	24.87% to 24.43%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Research Portfolio — Institutional Shares
2023	1.40% to 1.40%	10,754	43.94 to 43.94	472	0.14%	41.18% to 41.18%
2022	1.40% to 1.40%	11,788	31.12 to 31.12	367	0.71%	(30.87)% to (30.87)%
2021	1.40% to 1.40%	12,415	45.02 to 45.02	559	0.10%	18.65% to 18.65%
2020	1.40% to 1.40%	13,231	37.94 to 37.94	502	0.54%	31.09% to 31.09%
2019	1.40% to 1.40%	15,533	28.94 to 28.94	450	0.46%	33.63% to 33.63%
Janus Henderson Research Portfolio — Service Shares
2023	1.45% to 1.45%	296	33.67 to 33.67	10	0.06%	40.75% to 40.75%
2022	1.45% to 1.45%	289	23.92 to 23.92	7	0.59%	(31.08)% to (31.08)%
2021	1.45% to 1.45%	1,377	34.71 to 34.71	48	0.02%	18.31% to 18.31%
2020	1.45% to 1.45%	1,531	29.34 to 29.34	45	0.36%	30.65% to 30.65%
2019	1.45% to 1.60%	1,944	22.45 to 26.43	44	0.30%	33.26% to 33.06%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II
2023	1.45% to 1.80%	3,152	40.98 to 38.08	127	0.07%	22.34% to 21.91%
2022	1.45% to 1.80%	3,463	33.50 to 31.23	114	0.00%	(27.65)% to (27.91)%
2021	1.45% to 1.80%	5,856	46.30 to 43.32	269	0.17%	8.45% to 8.06%
2020	1.45% to 1.80%	5,914	42.69 to 40.09	251	0.58%	16.02% to 15.61%
2019	1.45% to 1.80%	6,093	36.80 to 34.68	223	0.76%	22.94% to 22.50%
ClearBridge Variable Dividend Strategy Portfolio — Class I
2023	1.40% to 1.40%	—	29.74 to 29.74	—	0.00%	12.60% to 12.60%
2022	1.40% to 1.40%	—	26.41 to 26.41	—	0.00%	(9.38)% to (9.38)%
2021	1.40% to 1.40%	—	29.14 to 29.14	—	0.00%	25.03% to 25.03%
2020	1.40% to 1.40%	—	23.31 to 23.31	—	0.00%	6.16% to 6.16%
2019	1.40% to 1.40%	—	21.96 to 21.96	—	0.25%	29.75% to 29.75%
ClearBridge Variable Dividend Strategy Portfolio — Class II
2023	1.45% to 2.70%	6,724	28.80 to 13.64	162	1.96%	12.36% to 10.94%
2022	1.45% to 2.70%	7,216	25.63 to 12.29	156	1.11%	(9.56)% to (10.70)%
2021	1.45% to 2.70%	10,608	28.34 to 13.77	258	1.32%	24.78% to 23.20%
2020	1.45% to 2.70%	12,268	22.71 to 11.18	241	1.16%	5.94% to 4.59%
2019	1.45% to 2.30%	17,694	21.44 to 19.21	357	1.27%	29.51% to 28.39%
ClearBridge Variable Large Cap Value Portfolio — Class I
2023	1.45% to 1.85%	10,518	18.42 to 17.76	191	1.27%	13.43% to 12.97%
2022	1.45% to 1.85%	12,596	16.24 to 15.72	202	1.32%	(7.78)% to (8.16)%
2021	1.45% to 1.85%	13,339	17.61 to 17.11	233	1.07%	24.38% to 23.88%
2020	1.45% to 1.85%	13,807	14.16 to 13.82	194	1.38%	3.72% to 3.30%
2019	1.45% to 1.85%	13,965	13.65 to 13.37	189	1.71%	27.01% to 26.50%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Lincoln Variable Insurance Products Trust
LVIP JPMorgan Core Bond Fund —Standard Class
2023	1.45% to 2.70%	76,493	14.01 to 8.91	986	3.66%	4.38% to 3.05%
2022	1.45% to 2.70%	88,377	13.43 to 8.65	1,090	1.99%	(13.84)% to (14.93)%
2021	1.45% to 2.70%	102,978	15.58 to 10.17	1,456	2.38%	(2.79)% to (4.02)%
2020	1.45% to 2.70%	175,216	16.03 to 10.59	2,528	1.89%	6.28% to 4.93%
2019	1.45% to 2.70%	189,693	15.08 to 10.09	2,656	2.54%	6.61% to 1.94%
LVIP JPMorgan Mid Cap Value Fund — Standard Class
2023	1.45% to 2.70%	23,309	45.80 to 12.44	748	2.95%	9.31% to 7.93%
2022	1.45% to 1.60%	12,945	41.90 to 41.03	533	0.96%	(9.49)% to (9.63)%
2021	1.45% to 2.70%	18,647	46.29 to 12.90	700	0.99%	28.00% to 26.38%
2020	1.45% to 2.70%	29,277	36.16 to 10.21	761	1.63%	(1.09)% to (2.34)%
2019	1.45% to 2.70%	37,281	36.56 to 10.45	919	1.60%	24.92% to 9.57%
LVIP JPMorgan Small Cap Core Fund — Standard Class
2023	1.45% to 1.60%	3,384	43.14 to 42.19	143	1.35%	11.46% to 11.30%
2022	1.45% to 1.80%	3,817	38.70 to 36.86	145	0.45%	(20.52)% to (20.80)%
2021	1.45% to 1.80%	3,743	48.69 to 46.55	179	0.53%	19.63% to 19.20%
2020	1.45% to 2.70%	13,581	40.71 to 11.69	323	0.83%	12.04% to 10.62%
2019	1.45% to 2.70%	9,392	36.33 to 10.57	230	0.40%	22.77% to 12.02%
LVIP JPMorgan U.S. Equity Fund — Standard Class
2023	1.45% to 2.70%	23,120	47.69 to 16.34	921	1.54%	25.32% to 23.74%
2022	1.45% to 2.70%	30,986	38.05 to 13.21	978	0.56%	(19.87)% to (20.89)%
2021	1.45% to 2.70%	39,215	47.49 to 16.70	1,466	0.71%	27.47% to 25.85%
2020	1.45% to 2.70%	41,822	37.26 to 13.27	1,238	0.83%	23.45% to 21.88%
2019	1.45% to 2.70%	52,689	30.18 to 10.88	1,400	0.84%	29.84% to 19.09%
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares
2023	1.45% to 1.70%	6,450	34.29 to 41.46	232	0.45%	16.95% to 16.65%
2022	1.45% to 1.70%	7,329	29.32 to 35.54	224	0.38%	(17.89)% to (18.10)%
2021	1.45% to 1.70%	10,470	35.72 to 43.40	392	0.41%	24.67% to 24.36%
2020	1.45% to 1.70%	12,504	28.65 to 34.90	374	0.43%	11.95% to 11.67%
2019	1.45% to 1.70%	17,354	25.59 to 31.25	464	0.48%	29.34% to 29.02%
MFS® New Discovery Series —Service Class Shares
2023	1.45% to 1.85%	10,404	34.50 to 36.21	361	0.00%	12.60% to 12.15%
2022	1.45% to 1.85%	10,847	30.64 to 32.29	335	0.00%	(31.01)% to (31.29)%
2021	1.40% to 1.85%	11,216	66.59 to 46.99	508	0.00%	0.15% to (0.31)%
2020	1.40% to 1.85%	12,101	66.49 to 47.14	552	0.00%	43.55% to 42.89%
2019	1.40% to 1.85%	13,320	46.32 to 32.99	424	0.00%	39.30% to 38.66%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
MFS® Total Return Series — Service Class Shares
2023	1.45% to 2.95%	195,612	27.88 to 11.49	3,743	1.79%	8.62% to 6.98%
2022	1.45% to 2.95%	222,594	25.67 to 10.74	4,030	1.45%	(11.14)% to (12.49)%
2021	1.45% to 2.95%	280,311	28.89 to 12.27	5,699	1.57%	12.19% to 10.48%
2020	1.45% to 2.95%	333,849	25.75 to 11.11	6,085	2.07%	7.93% to 6.29%
2019	1.45% to 2.95%	375,067	23.86 to 10.45	6,381	2.03%	18.38% to 9.53%
MFS® Utilities Series — Service Class Shares
2023	1.45% to 1.70%	24,662	37.36 to 18.41	752	3.37%	(3.74)% to (3.99)%
2022	1.45% to 1.70%	25,127	38.81 to 19.18	811	2.19%	(0.97)% to (1.23)%
2021	1.45% to 1.80%	39,878	39.19 to 48.60	1,380	1.52%	12.17% to 11.77%
2020	1.45% to 1.80%	45,027	34.94 to 43.48	1,362	2.20%	4.09% to 3.72%
2019	1.45% to 1.80%	49,945	33.57 to 41.92	1,478	3.79%	22.99% to 22.56%
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares
2023	1.45% to 1.60%	2,589	11.18 to 11.01	29	3.59%	5.81% to 5.65%
2022	1.45% to 1.80%	4,368	10.57 to 10.22	45	3.03%	(15.09)% to (15.40)%
2021	1.45% to 1.80%	4,589	12.45 to 12.08	56	2.48%	(1.35)% to (1.70)%
2020	1.45% to 1.80%	6,798	12.62 to 12.29	85	3.51%	7.53% to 7.15%
2019	1.45% to 1.80%	6,941	11.74 to 11.47	81	3.33%	9.68% to 9.29%
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares
2023	1.45% to 2.70%	22,000	25.21 to 15.02	536	0.05%	21.92% to 20.38%
2022	1.45% to 2.70%	25,670	20.68 to 12.48	514	0.00%	(20.61)% to (21.62)%
2021	1.45% to 1.85%	19,735	26.05 to 25.34	509	0.03%	23.84% to 23.33%
2020	1.45% to 1.85%	21,779	21.03 to 20.55	454	0.22%	20.43% to 19.94%
2019	1.45% to 2.70%	40,756	17.47 to 10.95	699	0.33%	37.56% to 20.63%
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares
2023	1.45% to 1.70%	12,986	18.01 to 15.09	218	2.84%	6.46% to 6.19%
2022	1.45% to 1.70%	14,054	16.91 to 14.21	222	7.52%	(13.14)% to (13.36)%
2021	1.45% to 1.70%	15,215	19.47 to 16.41	276	10.85%	14.36% to 14.07%
2020	1.45% to 1.70%	14,945	17.03 to 14.38	236	4.87%	6.34% to 6.07%
2019	1.45% to 1.70%	14,847	16.01 to 13.56	220	2.76%	10.12% to 9.84%
High Yield Portfolio — Administrative Class Shares
2023	1.15% to 2.95%	180,453	19.19 to 10.01	3,384	5.66%	10.93% to 8.92%
2022	1.15% to 2.95%	196,759	17.30 to 9.19	3,421	5.09%	(11.31)% to (12.92)%
2021	1.15% to 2.95%	138,003	19.51 to 10.56	2,880	4.44%	2.44% to 0.57%
2020	1.15% to 2.95%	181,682	19.04 to 10.50	3,616	4.87%	4.52% to 2.62%
2019	1.15% to 2.95%	319,659	18.22 to 10.23	5,926	4.90%	13.41% to 4.79%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares
2023	1.45% to 1.60%	386	19.20 to 17.95	7	2.58%	7.44% to 7.28%
2022	1.45% to 1.60%	401	17.87 to 16.73	7	1.49%	(11.45)% to (11.59)%
2021	1.45% to 1.80%	1,317	20.18 to 18.17	24	1.62%	(3.38)% to (3.72)%
2020	1.45% to 1.80%	1,556	20.89 to 18.88	30	6.10%	4.03% to 3.66%
2019	1.45% to 1.80%	1,613	20.08 to 18.21	30	1.77%	5.46% to 5.08%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2023	1.15% to 2.95%	528,357	15.17 to 7.44	7,371	2.38%	2.79% to 0.92%
2022	1.15% to 2.95%	568,406	14.76 to 7.37	7,771	2.05%	(29.69)% to (30.97)%
2021	1.15% to 2.95%	390,869	21.00 to 10.68	7,772	1.55%	(5.88)% to (7.59)%
2020	1.15% to 2.95%	321,402	22.31 to 11.56	6,994	1.67%	16.04% to 13.93%
2019	1.15% to 2.95%	268,022	19.22 to 10.14	5,188	2.04%	12.02% to 2.96%
Low Duration Portfolio — Administrative Class Shares
2023	1.15% to 2.95%	634,613	11.64 to 8.95	6,911	3.60%	3.77% to 1.88%
2022	1.15% to 2.95%	634,100	11.22 to 8.79	6,698	1.56%	(6.82)% to (8.51)%
2021	1.15% to 2.95%	946,074	12.04 to 9.60	10,756	0.52%	(2.07)% to (3.85)%
2020	1.15% to 2.95%	1,050,777	12.30 to 9.99	12,278	1.04%	1.80% to (0.05)%
2019	1.15% to 2.95%	517,963	12.08 to 9.99	6,015	2.76%	2.83% to (0.13)%
Total Return Portfolio — Administrative Class Shares
2023	1.15% to 2.95%	760,870	14.33 to 8.71	10,522	3.56%	4.72% to 2.82%
2022	1.15% to 2.95%	622,055	13.69 to 8.47	8,500	2.54%	(15.28)% to (16.82)%
2021	1.15% to 2.95%	1,002,357	16.16 to 10.19	15,939	1.82%	(2.40)% to (4.18)%
2020	1.15% to 2.95%	930,974	16.56 to 10.63	15,435	2.14%	7.40% to 5.44%
2019	1.15% to 2.95%	1,145,742	15.42 to 10.08	17,726	3.01%	7.11% to 1.71%
Rydex Variable Trust
NASDAQ — 100® Fund
2023	1.45% to 1.60%	3,101	55.91 to 64.13	179	0.00%	51.01% to 50.78%
2022	1.45% to 1.60%	3,519	37.03 to 42.53	135	0.00%	(35.10)% to (35.19)%
2021	1.45% to 1.70%	4,095	57.05 to 78.26	241	0.00%	23.72% to 23.41%
2020	1.45% to 1.70%	4,939	46.11 to 63.42	236	0.29%	42.86% to 42.50%
2019	1.45% to 1.70%	15,785	32.28 to 44.50	571	0.13%	34.88% to 34.54%
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares
2023	1.40% to 1.80%	27,780	15.43 to 11.99	331	2.03%	3.22% to 2.80%
2022	1.40% to 1.80%	29,028	14.95 to 11.66	337	2.42%	(15.58)% to (15.92)%
2021	1.40% to 1.80%	33,651	17.71 to 13.87	467	2.26%	(3.19)% to (3.58)%
2020	1.40% to 1.80%	33,760	18.29 to 14.38	488	2.43%	5.53% to 5.10%
2019	1.40% to 1.80%	40,931	17.33 to 13.69	563	0.16%	7.10% to 6.67%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Premier Growth Equity V.I.S. Fund — Class 1 Shares
2023	1.40% to 1.65%	9,516	46.08 to 46.27	466	0.00%	44.24% to 43.87%
2022	1.40% to 1.80%	11,762	31.94 to 32.75	398	0.00%	(31.40)% to (31.68)%
2021	1.40% to 1.80%	12,474	46.57 to 47.94	616	0.00%	23.22% to 22.72%
2020	1.40% to 1.80%	15,453	37.79 to 39.06	624	0.03%	31.74% to 31.21%
2019	1.40% to 1.80%	16,927	28.69 to 29.77	520	0.00%	35.41% to 34.86%
Real Estate Securities V.I.S. Fund — Class 1 Shares
2023	1.15% to 2.95%	272,471	23.70 to 10.39	6,207	3.08%	12.20% to 10.16%
2022	1.15% to 2.95%	142,698	21.12 to 9.43	3,089	2.14%	(25.79)% to (27.14)%
2021	1.40% to 1.80%	29,572	81.12 to 55.95	1,375	1.18%	39.82% to 39.26%
2020	1.15% to 2.95%	160,606	20.31 to 9.41	3,623	0.51%	(6.33)% to (8.03)%
2019	1.15% to 2.95%	153,560	21.68 to 10.23	3,813	1.32%	24.70% to 4.81%
S&P 500® Index V.I.S. Fund — Class 1 Shares
2023	1.40% to 1.80%	140,949	42.81 to 39.27	5,746	1.26%	24.20% to 23.70%
2022	1.40% to 1.80%	165,132	34.47 to 31.75	5,428	1.28%	(19.45)% to (19.78)%
2021	1.40% to 1.80%	184,197	42.80 to 39.57	7,529	1.02%	26.48% to 25.96%
2020	1.40% to 1.80%	225,362	33.84 to 31.42	7,259	1.74%	16.27% to 15.80%
2019	1.40% to 1.80%	259,623	29.10 to 27.13	7,183	1.27%	29.21% to 28.69%
Small-Cap Equity V.I.S. Fund — Class 1 Shares
2023	1.40% to 1.80%	21,344	50.00 to 36.75	830	0.00%	11.97% to 11.51%
2022	1.40% to 1.80%	30,000	44.65 to 32.96	1,035	0.00%	(16.58)% to (16.92)%
2021	1.40% to 1.80%	39,654	53.52 to 39.67	1,664	0.00%	18.85% to 18.36%
2020	1.40% to 1.80%	47,188	45.04 to 33.51	1,662	0.00%	12.93% to 12.47%
2019	1.40% to 1.80%	50,347	39.88 to 29.80	1,554	0.00%	24.36% to 23.85%
Total Return V.I.S. Fund — Class 1 Shares
2023	1.40% to 2.10%	359,363	24.91 to 16.94	7,559	2.30%	13.88% to 13.07%
2022	1.40% to 2.10%	382,269	21.87 to 14.98	7,087	0.91%	(17.67)% to (18.26)%
2021	1.40% to 2.10%	399,403	26.57 to 18.33	9,026	2.09%	11.86% to 11.07%
2020	1.40% to 2.10%	428,249	23.75 to 16.50	8,649	1.92%	4.95% to 4.21%
2019	1.40% to 2.10%	450,823	22.63 to 15.83	8,700	2.35%	14.19% to 13.38%
Total Return V.I.S. Fund — Class 3 Shares
2023	1.35% to 2.95%	2,378,033	14.47 to 10.46	33,164	1.95%	13.66% to 11.82%
2022	1.35% to 2.95%	2,753,761	12.73 to 9.36	34,115	0.38%	(17.84)% to (19.17)%
2021	1.35% to 2.95%	3,164,223	15.49 to 11.58	48,168	1.76%	11.67% to 9.86%
2020	1.35% to 2.95%	3,566,001	13.87 to 10.54	49,828	1.61%	4.71% to 3.01%
2019	1.35% to 2.95%	4,020,796	13.25 to 10.23	54,217	1.98%	14.01% to 4.80%
U.S. Equity V.I.S. Fund — Class 1 Shares
2023	1.40% to 1.70%	9,288	46.19 to 30.45	370	0.42%	26.13% to 25.74%
2022	1.40% to 1.70%	16,576	36.62 to 24.22	520	0.37%	(20.04)% to (20.29)%
2021	1.40% to 1.70%	26,355	45.80 to 30.38	1,027	0.33%	23.74% to 23.36%
2020	1.40% to 1.70%	30,264	37.01 to 24.63	958	0.52%	20.92% to 20.55%
2019	1.40% to 1.70%	31,654	30.61 to 20.43	826	0.70%	29.93% to 29.53%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares
2023	1.40% to 1.40%	6,427	40.09 to 40.09	258	0.00%	30.82% to 30.82%
2022	1.40% to 1.40%	6,455	30.65 to 30.65	198	0.00%	(39.51)% to (39.51)%
2021	1.40% to 1.40%	7,888	50.66 to 50.66	400	0.00%	10.28% to 10.28%
2020	1.40% to 1.40%	9,410	45.94 to 45.94	432	0.18%	64.69% to 64.69%
2019	1.40% to 1.40%	9,636	27.90 to 27.90	269	0.00%	25.65% to 25.65%
Alger Small Cap Growth Portfolio — Class I-2 Shares
2023	1.40% to 1.40%	2,574	30.29 to 30.29	78	0.00%	14.87% to 14.87%
2022	1.40% to 1.40%	2,666	26.37 to 26.37	70	0.00%	(38.88)% to (38.88)%
2021	1.40% to 1.40%	2,865	43.14 to 43.14	124	0.00%	(7.37)% to (7.37)%
2020	1.40% to 1.40%	2,939	46.58 to 46.58	137	1.04%	64.81% to 64.81%
2019	1.40% to 1.40%	3,030	28.26 to 28.26	86	0.00%	27.53% to 27.53%
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares
2023	1.15% to 2.95%	283,490	8.38 to 14.87	2,636	0.00%	0.42% to (1.41)%
2022	1.45% to 2.30%	30,065	20.42 to 9.52	377	0.00%	19.79% to 18.75%
2021	1.15% to 2.30%	47,655	6.95 to 8.01	460	0.00%	23.59% to 22.16%
2020	1.15% to 2.95%	456,696	5.62 to 10.53	2,871	0.00%	10.53% to 8.52%
2019	1.15% to 2.95%	871,420	5.08 to 9.71	4,969	0.00%	8.99% to (5.94)%
PSF PGIM Jennison Blend Portfolio — Class II Shares
2023 (6)	1.45% to 1.70%	20,133	10.38 to 10.38	209	0.00%	3.77% to 3.76%
PSF PGIM Jennison Growth Portfolio — Class II Shares
2023	1.45% to 1.60%	7,070	73.39 to 71.11	503	0.00%	50.69% to 50.46%
2022	1.45% to 1.60%	7,116	48.70 to 47.26	337	0.00%	(38.75)% to (38.84)%
2021	1.45% to 1.60%	7,161	79.51 to 77.28	554	0.00%	13.88% to 13.71%
2020	1.45% to 1.60%	7,185	69.82 to 67.97	489	0.00%	53.32% to 53.08%
2019	1.45% to 1.60%	7,215	45.54 to 44.40	321	0.00%	30.90% to 30.70%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2023

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 30, 2021, to December 31, 2021.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2022, to December 31, 2022.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 8, 2023, to December 31, 2023.